UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares ESG Aware Aggressive Allocation ETF

EAOA | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Aggressive Allocation ETF	$1Footnote Reference(a)	0.02%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.47%	16.85%	10.44%
MSCI All Country World Index...
	7.37	20.72	13.68
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
BlackRock ESG Aware Aggressive Allocation Index...
	5.47	16.87	10.49
S&P Target Risk Aggressive Index...
	5.09	16.26	10.84

Key Fund statistics

Net Assets...
$29,333,054
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
2%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
56.8%
International Equity...
23.8
Domestic Fixed Income...
19.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
51.7%
iShares ESG Aware U.S. Aggregate Bond ETF...
19.4
iShares ESG Aware MSCI EAFE ETF...
16.3
iShares ESG Aware MSCI EM ETF...
7.5
iShares ESG Aware MSCI USA Small-Cap ETF...
5.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Aggressive Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

EAOA-01/25-SAR

iShares ESG Aware Conservative Allocation ETF

EAOK | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware Conservative Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Conservative Allocation ETF	$3Footnote Reference(a)	0.06%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.12%	7.44%	2.90%
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
MSCI All Country World Index...
	7.37	20.72	13.68
BlackRock ESG Aware Conservative Allocation Index...
	2.15	7.49	2.95
S&P Target Risk Convservative Index...
	2.47	7.69	3.64

Key Fund statistics

Net Assets...
$8,402,176
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
2%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
69.2%
Domestic Equity...
21.7
International Equity...
9.1
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
69.2%
iShares ESG Aware MSCI USA ETF...
19.8
iShares ESG Aware MSCI EAFE ETF...
6.2
iShares ESG Aware MSCI EM ETF...
2.9
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Conservative Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

EAOK-01/25-SAR

iShares ESG Aware Growth Allocation ETF

EAOR | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware Growth Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Growth Allocation ETF	$2Footnote Reference(a)	0.04%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.13%	13.04%	7.42%
MSCI All Country World Index...
	7.37	20.72	13.68
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
BlackRock ESG Aware Growth Allocation Index...
	4.14	13.09	7.48
S&P Target Risk Growth Index...
	4.04	12.81	7.96

Key Fund statistics

Net Assets...
$21,595,634
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
2%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
42.8%
Domestic Fixed Income...
39.2
International Equity...
18.0
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
39.2%
iShares ESG Aware MSCI USA ETF...
38.9
iShares ESG Aware MSCI EAFE ETF...
12.3
iShares ESG Aware MSCI EM ETF...
5.7
iShares ESG Aware MSCI USA Small-Cap ETF...
3.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Growth Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

EAOR-01/25-SAR

iShares ESG Aware Moderate Allocation ETF

EAOM | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares ESG Aware Moderate Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Moderate Allocation ETF	$3Footnote Reference(a)	0.05%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.79%	9.28%	4.40%
Bloomberg U.S. Universal Index...
	0.66	2.90	(0.81)
MSCI All Country World Index...
	7.37	20.72	13.68
BlackRock ESG Aware Moderate Allocation Index...
	2.81	9.35	4.46
S&P Target Risk Moderate Index...
	2.99	9.39	5.08

Key Fund statistics

Net Assets...
$6,960,026
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
3%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.1%
Domestic Equity...
28.8
International Equity...
12.1
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
59.1%
iShares ESG Aware MSCI USA ETF...
26.2
iShares ESG Aware MSCI EAFE ETF...
8.3
iShares ESG Aware MSCI EM ETF...
3.8
iShares ESG Aware MSCI USA Small-Cap ETF...
2.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware Moderate Allocation ETF

Semi-Annual Shareholder Report — January 31, 2025

EAOM-01/25-SAR

iShares MSCI USA Small-Cap Min Vol Factor ETF

SMMV | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	6.92%	21.54%	5.35%	8.16%
MSCI USA Index...
	10.81	26.91	15.20	14.88
MSCI USA Small Cap Minimum Volatility (USD) Index...
	7.02	21.79	5.48	8.35

Key Fund statistics

Net Assets...
$304,051,091
Number of Portfolio Holdings...
292
Portfolio Turnover Rate...
19%

The inception date of the Fund was September 7, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
17.4%
Financials...
14.8
Industrials...
12.9
Consumer Staples...
9.1
Consumer Discretionary...
8.3
Information Technology...
7.5
Utilities...
7.4
Communication Services...
6.9
Real Estate...
5.9
Energy...
5.4
Materials...
4.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Old Republic International Corp...
1.5%
Agree Realty Corp...
1.4
Royal Gold, Inc...
1.4
AptarGroup, Inc...
1.4
Pinnacle West Capital Corp...
1.4
Ensign Group, Inc. (The)...
1.4
Chemed Corp...
1.4
Axis Capital Holdings Ltd...
1.3
Murphy USA, Inc...
1.3
Unum Group...
1.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Small-Cap Min Vol Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

SMMV-01/25-SAR

iShares U.S. Equity Factor ETF

LRGF | NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	11.28%	28.71%	14.60%	11.67%
S&P Total Market Index...
	10.35	26.28	14.50	12.73
STOXX U.S. Equity Factor Index...
	11.34	28.84	14.74	11.88

Key Fund statistics

Net Assets...
$2,378,978,030
Number of Portfolio Holdings...
282
Portfolio Turnover Rate...
10%

The inception date of the Fund was April 28, 2015.

The performance of the STOXX U.S. Equity Factor Index in this report reflects the performance of the MSCI USA Diversified Multiple-Factor Index through May 31 2022 and, beginning on June 1, 2022, the performance of the STOXX U.S. Equity Factor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.6%
Consumer Discretionary...
13.5
Financials...
13.4
Health Care...
11.3
Industrials...
6.9
Communication Services...
6.9
Consumer Staples...
6.7
Energy...
3.0
Utilities...
2.5
Materials...
2.1
Real Estate...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.5%
Microsoft Corp...
5.4
NVIDIA Corp...
5.3
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.6
Broadcom, Inc...
2.3
Alphabet, Inc., Class C, NVS...
2.0
JPMorgan Chase & Co...
1.8
Tesla, Inc...
1.6
Visa, Inc., Class A...
1.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

LRGF-01/25-SAR

iShares U.S. Small-Cap Equity Factor ETF

SMLF | NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	8.11%	23.74%	12.50%	10.40%
S&P Total Market Index...
	10.35	26.28	14.50	12.73
STOXX U.S. Small-Cap Equity Factor Index...
	8.20	23.85	12.78	10.72

Key Fund statistics

Net Assets...
$1,643,030,914
Number of Portfolio Holdings...
887
Portfolio Turnover Rate...
12%

The inception date of the Fund was April 28, 2015.

The performance of the STOXX U.S. Small-Cap Equity Factor Index in this report reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and, beginning on March 1, 2023, the performance of the STOXX U.S. Small-Cap Equity Factor Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.9%
Information Technology...
17.0
Financials...
16.1
Consumer Discretionary...
15.1
Health Care...
11.6
Real Estate...
5.9
Materials...
4.1
Energy...
3.8
Consumer Staples...
3.5
Communication Services...
3.0
Utilities...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
AppLovin Corp., Class A...
1.7%
MicroStrategy, Inc., Class A...
0.9
EMCOR Group, Inc...
0.8
Axon Enterprise, Inc...
0.8
Williams-Sonoma, Inc...
0.7
Deckers Outdoor Corp...
0.6
Wix.com Ltd...
0.6
Jabil, Inc...
0.6
Evercore, Inc., Class A...
0.6
Carvana Co., Class A...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Small-Cap Equity Factor ETF

Semi-Annual Shareholder Report — January 31, 2025

SMLF-01/25-SAR

iShares U.S. Tech Breakthrough Multisector ETF

TECB | NYSE Arca

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	12.60%	23.29%	17.35%	17.31%
ICE U.S. 3000 Index...
	10.26	26.19	14.52	14.15
NYSE®FactSet® U.S. Tech Breakthrough Index™...
	12.77	23.64	17.62	17.60

Key Fund statistics

Net Assets...
$452,005,845
Number of Portfolio Holdings...
191
Portfolio Turnover Rate...
9%

The inception date of the Fund was January 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
54.2%
Communication Services...
14.6
Health Care...
12.1
Financials...
8.9
Consumer Discretionary...
6.1
Real Estate...
1.9
Industrials...
1.6
Energy...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Alphabet, Inc., Class A...
4.8%
Meta Platforms, Inc., Class A...
4.5
Amazon.com, Inc...
4.3
Netflix, Inc...
4.3
Apple, Inc...
4.0
Merck & Co., Inc...
3.9
Microsoft Corp...
3.8
Salesforce, Inc...
3.6
NVIDIA Corp...
3.5
Visa, Inc., Class A...
3.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Breakthrough Multisector ETF

Semi-Annual Shareholder Report — January 31, 2025

TECB-01/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX Exchange
iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX Exchange
iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX Exchange
iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
ESG Aware Aggressive Allocation ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 56.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 114,547 $ 15,149,986
iShares ESG Aware MSCI USA Small-Cap ETF 34,369 1,496,426
16,646,412
Domestic Fixed Income — 19.4%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 121,925 5,697,555
International Equity — 23.8%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 59,892 4,762,612
iShares ESG Aware MSCI EM ETF
(b)
....... 64,249 2,205,026
6,967,638
Total Long-Term Investments — 100.0%
(Cost: $ 25,937,544 ) ................................. 29,311,605
Security Shares Value
Short-Term Securities
Money Market Funds — 7 .5%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(d)
................... 2,186,346 $ 2,187,439
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% .................... 21,494 21,494
Total Short-Term Securities — 7 .5%
(Cost: $ 2,208,933 ) ................................ 2,208,933
Total Investments — 107 .5%
(Cost: $ 28,146,477 ) ............................... 31,520,538
Liabilities in Excess of Other Assets — (7.5) % ............. (2,187,484)
Net Assets — 100.0% ............................... $ 29,333,054
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 249,275 $ 1,938,133
(a)
$ — $ 31 $ — $ 2,187,439 2,186,346 $ 3,533
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 28,098 — (6,604)
(a)
— — 21,494 21,494 1,142 —
iShares ESG Aware MSCI
EAFE ETF ........... 4,941,555 465,083 (576,222) 62,694 (130,498) 4,762,612 59,892 60,195 —
iShares ESG Aware MSCI EM
ETF ................ 2,185,768 221,162 (228,514) 16,050 10,560 2,205,026 64,249 35,570 —
iShares ESG Aware MSCI USA
ETF ................ 14,113,659 1,460,918 (1,708,449) 500,101 783,757 15,149,986 114,547 97,877 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,400,973 172,822 (144,195) 33,292 33,534 1,496,426 34,369 10,818 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,446,952 893,533 (545,787) 15,206 (112,349) 5,697,555 121,925 107,979 —
$ 627,374 $ 585,004 $ 31,520,538 $ 317,114 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
ESG Aware Aggressive Allocation ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 29,311,605 $ — $ — $ 29,311,605
Short-Term Securities
Money Market Funds ...................................... 2,208,933 — — 2,208,933
$ 31,520,538 $ — $ — $ 31,520,538

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
ESG Aware Conservative Allocation ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 21.6%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,525 $ 1,656,557
iShares ESG Aware MSCI USA Small-Cap ETF 3,758 163,623
1,820,180
Domestic Fixed Income — 69.2%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 124,428 5,814,520
International Equity — 9.1%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,549 520,777
iShares ESG Aware MSCI EM ETF
(b)
....... 7,025 241,098
761,875
Total Long-Term Investments — 99.9%
(Cost: $ 9,067,343 ) ................................. 8,396,575
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .3%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(d)
................... 184,508 $ 184,600
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% .................... 5,452 5,452
Total Short-Term Securities — 2 .3%
(Cost: $ 190,052 ) ................................. 190,052
Total Investments — 102 .2%
(Cost: $ 9,257,395 ) ................................ 8,586,627
Liabilities in Excess of Other Assets — (2.2) % ............. (184,451)
Net Assets — 100.0% ............................... $ 8,402,176
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 184,635
(a)
$ — $ (35) $ — $ 184,600 184,508 $ 454
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,460 — (1,008)
(a)
— — 5,452 5,452 205 —
iShares ESG Aware MSCI
EAFE ETF ........... 561,797 39,201 (73,168) 490 (7,543) 520,777 6,549 7,089 —
iShares ESG Aware MSCI EM
ETF ................ 248,476 18,441 (29,298) (2,238) 5,717 241,098 7,025 4,188 —
iShares ESG Aware MSCI USA
ETF ................ 1,604,529 125,875 (218,854) 36,270 108,737 1,656,557 12,525 11,317 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 159,267 12,677 (15,770) 1,436 6,013 163,623 3,758 1,255 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,779,396 585,490 (447,349) 10,092 (113,109) 5,814,520 124,428 115,189 —
$ 46,015 $ (185) $ 8,586,627 $ 139,697 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
ESG Aware Conservative Allocation ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,396,575 $ — $ — $ 8,396,575
Short-Term Securities
Money Market Funds ...................................... 190,052 — — 190,052
$ 8,586,627 $ — $ — $ 8,586,627

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
ESG Aware Growth Allocation ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 42.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 63,680 $ 8,422,317
iShares ESG Aware MSCI USA Small-Cap ETF 19,107 831,919
9,254,236
Domestic Fixed Income — 39.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 180,752 8,446,540
International Equity — 18.0%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 33,295 2,647,618
iShares ESG Aware MSCI EM ETF ........ 35,718 1,225,842
3,873,460
Total Long-Term Investments — 99.9%
(Cost: $ 20,218,197 ) ................................. 21,574,236
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35%
(a) (b)
.................. 22,843 $ 22,843
Total Short-Term Securities — 0 .1%
(Cost: $ 22,843 ) .................................. 22,843
Total Investments — 100 .0%
(Cost: $ 20,241,040 ) ............................... 21,597,079
Liabilities in Excess of Other Assets — (0.0) % ............. (1,445)
Net Assets — 100.0% ............................... $ 21,595,634
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 284
(b)
$ — $ (284) $ — $ — — $ 1,730
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 19,731 3,112
(b)
— — — 22,843 22,843 833 —
iShares ESG Aware MSCI
EAFE ETF ........... 2,687,672 603,859 (605,114) 80,650 (119,449) 2,647,618 33,295 32,315 —
iShares ESG Aware MSCI EM
ETF ................ 1,188,849 278,981 (256,761) 12,398 2,375 1,225,842 35,718 19,182 —
iShares ESG Aware MSCI USA
ETF ................ 7,676,294 1,867,578 (1,802,885) 458,048 223,282 8,422,317 63,680 52,972 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 761,992 185,026 (152,022) 29,563 7,360 831,919 19,107 5,846 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 7,900,144 2,282,150 (1,597,696) 30,001 (168,059) 8,446,540 180,752 155,420 —
$ 610,376 $ (54,491) $ 21,597,079 $ 268,298 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
ESG Aware Growth Allocation ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 21,574,236 $ — $ — $ 21,574,236
Short-Term Securities
Money Market Funds ...................................... 22,843 — — 22,843
$ 21,597,079 $ — $ — $ 21,597,079

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
ESG Aware Moderate Allocation ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 28.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,779 $ 1,822,411
iShares ESG Aware MSCI USA Small-Cap ETF 4,134 179,994
2,002,405
Domestic Fixed Income — 59.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 88,003 4,112,380
International Equity — 12.0%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 7,204 572,862
iShares ESG Aware MSCI EM ETF
(b)
....... 7,729 265,260
838,122
Total Long-Term Investments — 99.9%
(Cost: $ 7,179,757 ) ................................. 6,952,907
Security Shares Value
Short-Term Securities
Money Market Funds — 3 .6%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(d)
................... 244,331 $ 244,453
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% .................... 7,154 7,154
Total Short-Term Securities — 3 .6%
(Cost: $ 251,607 ) ................................. 251,607
Total Investments — 103 .5%
(Cost: $ 7,431,364 ) ................................ 7,204,514
Liabilities in Excess of Other Assets — (3.5) % ............. (244,488)
Net Assets — 100.0% ............................... $ 6,960,026
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 156,325 $ 88,136
(a)
$ — $ (8) $ — $ 244,453 244,331 $ 457
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,860 1,294
(a)
— — — 7,154 7,154 298 —
iShares ESG Aware MSCI
EAFE ETF ........... 552,198 118,359 (87,093) (275) (10,327) 572,862 7,204 7,272 —
iShares ESG Aware MSCI EM
ETF ................ 244,241 55,725 (36,138) (1,932) 3,364 265,260 7,729 4,297 —
iShares ESG Aware MSCI USA
ETF ................ 1,577,171 373,474 (266,723) 56,703 81,786 1,822,411 13,779 11,381 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 156,568 37,513 (20,452) 2,012 4,353 179,994 4,134 1,267 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 3,652,132 968,351 (435,181) 164 (73,086) 4,112,380 88,003 74,021 —
$ 56,664 $ 6,090 $ 7,204,514 $ 98,993 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
ESG Aware Moderate Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 6,952,907 $ — $ — $ 6,952,907
Short-Term Securities
Money Market Funds ...................................... 251,607 — — 251,607
$ 7,204,514 $ — $ — $ 7,204,514

Statements of Assets and Liabilities
(unaudited)

January 31, 2025
11
Statements of Assets and Liabilities
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares
ESG Aware
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
........................................... $ 31,520,538 $ 8,586,627 $ 21,597,079 $ 7,204,514
Cash ............................................................... 14 — 7 2
Receivables: – – – –
Securities lending income — affiliated ........................................ 975 151 521 122
Dividends — affiliated ................................................... 78 22 85 24
Total a ssets ...........................................................
31,521,605 8,586,800 21,597,692 7,204,662
LIABILITIES
Collateral on securities loaned ............................................... 2,188,010 184,185 — 244,354
Payables: – – – –
Capital shares redeemed ................................................. — — 700 —
Investment advisory fees ................................................. 541 439 700 282
Other liabilities .........................................................
— — 658 —
Total li abilities ..........................................................
2,188,551 184,624 2,058 244,636
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 29,333,054 $ 8,402,176 $ 21,595,634 $ 6,960,026
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 25,557,903 $ 9,139,539 $ 19,785,863 $ 7,222,872
Accumulated earnings (loss) ................................................ 3,775,151 (737,363) 1,809,771 (262,846)
NET ASSETS ..........................................................
$ 29,333,054 $ 8,402,176 $ 21,595,634 $ 6,960,026
NET ASSET VALUE
Shares outstanding ......................................................
800,000 325,000 675,000 250,000
Net asset value .........................................................
$ 36.67 $ 25.85 $ 31.99 $ 27.84
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ......................................... $ 28,146,477 $ 9,257,395 $ 20,241,040 $ 7,431,364
(b)
  Securities loaned, at value — affiliated ..................................... $ 2,114,730 $ 178,464 $ — $ 236,328

Statements of Operations
(unaudited)
Six Months Ended January 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares ESG
Aware Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 313,581 $ 139,243 $ 266,568 $ 98,536
Securities lending income — affiliated — net ................................... 3,533 454 1,730 457
Total investment income ...................................................
317,114 139,697 268,298 98,993
EXPENSES
Investment advisory .................................................... 26,117 7,887 19,004 5,926
Total e xpenses .........................................................
26,117 7,887 19,004 5,926
Less: – – – –
Investment advisory fees waived ........................................... (22,802) (5,335) (15,110) (4,242)
Total ex penses after fees waived .............................................
3,315 2,552 3,894 1,684
Net investment income ....................................................
313,799 137,145 264,404 97,309
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,212,380 $ 45,831 $ 555,885 $ 62,755
Net realized gain (loss) from:
Investments — affiliated ............................................... $ 25,205 $ 3,648 $ (5,477) $ 5,369
In-kind redemptions — affiliated
(a)
......................................... 602,169 42,367 615,853 51,295
627,374 46,015 610,376 56,664
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 585,004 (185) (54,491) 6,090
Net realized and unrealized gain .............................................
1,212,378 45,830 555,885 62,754
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 1,526,177 $ 182,975 $ 820,289 $ 160,063
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
13
Statements of Changes in Net Assets
See notes to financial statements.
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation
ETF
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 313,799 $ 579,641 $ 137,145 $ 232,385
Net realized gain (loss) ............................................ 627,374 332,465 46,015 (14,738)
Net change in unrealized appreciation (depreciation) ........................ 585,004 2,718,732 (185) 408,999
Net increase in net assets resulting from operations ...........................
1,526,177 3,630,838 182,975 626,646
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(316,550)
(b)
(579,193) (138,985)
(b)
(231,882)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
6,788 (71,650) (1,957) 624,862
NET ASSETS
Total increase in net assets ........................................... 1,216,415 2,979,995 42,033 1,019,626
Beginning of period ................................................
28,116,639 25,136,644 8,360,143 7,340,517
End of period ....................................................
$ 29,333,054 $ 28,116,639 $ 8,402,176 $ 8,360,143
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares ESG Aware Growth Allocation ETF iShares ESG Aware Moderate Allocation ETF
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 264,404 $ 462,422 $ 97,309 $ 160,803
Net realized gain (loss) ............................................ 610,376 338,621 56,664 (22,700)
Net change in unrealized appreciation (depreciation) ........................ (54,491) 1,302,032 6,090 383,564
Net increase in net assets resulting from operations ...........................
820,289 2,103,075 160,063 521,667
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(269,897)
(b)
(461,734) (102,048)
(b)
(160,717)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
811,062 1,485,356 713,924 660,583
NET ASSETS
Total increase in net assets ........................................... 1,361,454 3,126,697 771,939 1,021,533
Beginning of period ................................................
20,234,180 17,107,483 6,188,087 5,166,554
End of period ....................................................
$ 21,595,634 $ 20,234,180 $ 6,960,026 $ 6,188,087
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
iShares ESG Aware Aggressive Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ................
$ 35.15  $ 31.42  $ 29.48  $ 33.57  $ 26.74  $ 25.32
Net investment income
(b)
........................
0 .39  0 .72  0 .61  0 .58  0 .49  0 .10
Net realized and unrealized gain (loss)
(c)
..............
1.53  3.72  1.94  (4.10) 6.78  1.44
Net increase (decrease) from investment operations ....... 1.92  4.44  2.55  (3.52) 7.27  1.54
Distributions from net investment income
(d)
........... (0.40)
(e)
(0.71) (0.61) (0.57) (0.44) (0.12)
Net asset value, end of period ..................... $ 36.67  $ 35.15  $ 31.42  $ 29.48  $ 33.57  $ 26.74
Total Return
(f)
Based on net asset value ......................... 5.47%
(g)
14.34% 8.82% (10.57)% 27.32% 6.10%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ....................
0.02%
(i)
0.02% 0.02% 0.02% 0.02% 0.03%
(i)
Net investment income ...........................
2.16%
(i)
2.22% 2.10% 1.81% 1.53% 2.74%
(i)
Supplemental Data
Net assets, end of period (000) ..................... $ 29,333  $ 28,117  $ 25,137  $ 20,639  $ 20,141  $ 4,011
Portfolio turnover rate
(j)
........................... 2% 4% 4% 2% 5% 0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
16
iShares ESG Aware Conservative Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ................
$ 25.72  $ 24.47  $ 24.85  $ 27.97  $ 25.95  $ 25.14
Net investment income
(b)
........................
0 .41  0 .76  0 .58  0 .38  0 .33  0 .06
Net realized and unrealized gain (loss)
(c)
..............
0.13  1.25  (0.37) (3.06) 2.05  0.82
Net increase (decrease) from investment operations ....... 0.54  2.01  0.21  (2.68) 2.38  0.88
Distributions
(d)
– – – – – –
From net investment income .....................
( 0 .41 )
(e)
( 0 .76 ) ( 0 .59 ) ( 0 .44 ) ( 0 .36 ) ( 0 .07 )
Return of capital .............................. —  —  —  —  —  ( 0 .00 )
(f)
Total distributions .............................. (0.41) (0.76) (0.59) (0.44) (0.36) (0.07)
Net asset value, end of period ..................... $ 25.85  $ 25.72  $ 24.47  $ 24.85  $ 27.97  $ 25.95
Total Return
(g)
Based on net asset value ......................... 2.12%
(h)
8.44% 0.93% (9.65)% 9.23% 3.50%
(h)
Ratios to Average Net Assets
(i)
Total expen ses ................................
0.18%
(j)
0.18% 0.18% 0.18% 0.18% 0.18%
(j)
Total expenses after fees waived ....................
0.06%
(j)
0.06% 0.06% 0.06% 0.06% 0.06%
(j)
Net investment income ...........................
3.13%
(j)
3.11% 2.42% 1.41% 1.21% 1.63%
(j)
Supplemental Data
Net assets, end of period (000) ..................... $ 8,402  $ 8,360  $ 7,341  $ 8,697  $ 5,594  $ 3,893
Portfolio turnover rate
(k)
........................... 2% 4% 4% 3% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
iShares ESG Aware Growth Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ................
$ 31.13  $ 28.51  $ 27.62  $ 31.24  $ 26.43  $ 25.25
Net investment income
(b)
........................
0 .40  0 .75  0 .62  0 .50  0 .40  0 .08
Net realized and unrealized gain (loss)
(c)
..............
0.88  2.61  0.89  (3.64) 4.81  1.20
Net increase (decrease) from investment operations ....... 1.28  3.36  1.51  (3.14) 5.21  1.28
Distributions from net investment income
(d)
........... (0.42)
(e)
(0.74) (0.62) (0.48) (0.40) (0.10)
Net asset value, end of period ..................... $ 31.99  $ 31.13  $ 28.51  $ 27.62  $ 31.24  $ 26.43
Total Return
(f)
Based on net asset value ......................... 4.13%
(g)
11.97% 5.62% (10.11)% 19.83% 5.08%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.18%
(i)
0.18% 0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived ....................
0.04%
(i)
0.04% 0.04% 0.04% 0.03% 0.04%
(i)
Net investment income ...........................
2.50%
(i)
2.59% 2.30% 1.68% 1.37% 2.29%
(i)
Supplemental Data
Net assets, end of period (000) ..................... $ 21,596  $ 20,234  $ 17,107  $ 13,812  $ 7,811  $ 3,965
Portfolio turnover rate
(j)
........................... 2% 6% 5% 4% 15% 0%
(k)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
(k)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information
18
iShares ESG Aware Moderate Allocation ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period ................
$ 27.50  $ 25.83  $ 25.81  $ 29.05  $ 26.11  $ 25.18
Net investment income
(b)
........................
0 .42  0 .76  0 .59  0 .42  0 .35  0 .06
Net realized and unrealized gain (loss)
(c)
..............
0.35  1.67  0.02  (3.25) 2.96  0.95
Net increase (decrease) from investment operations ....... 0.77  2.43  0.61  (2.83) 3.31  1.01
Distributions
(d)
– – – – – –
From net investment income .....................
( 0 .43 )
(e)
( 0 .76 ) ( 0 .59 ) ( 0 .41 ) ( 0 .37 ) ( 0 .08 )
Return of capital .............................. —  —  —  —  —  ( 0 .00 )
(f)
Total distributions .............................. (0.43) (0.76) (0.59) (0.41) (0.37) (0.08)
Net asset value, end of period ..................... $ 27.84  $ 27.50  $ 25.83  $ 25.81  $ 29.05  $ 26.11
Total Return
(g)
Based on net asset value ......................... 2.79%
(h)
9.60% 2.48% (9.79)% 12.76% 4.02%
(h)
Ratios to Average Net Assets
(i)
Total expen ses ................................
0.18%
(j)
0.18% 0.18% 0.18% 0.18% 0.18%
(j)
Total expenses after fees waived ....................
0.05%
(j)
0.05% 0.05% 0.05% 0.05% 0.05%
(j)
Net investment income ...........................
2.96%
(j)
2.93% 2.37% 1.51% 1.25% 1.82%
(j)
Supplemental Data
Net assets, end of period (000) ..................... $ 6,960  $ 6,188  $ 5,167  $ 5,162  $ 5,810  $ 3,917
Portfolio turnover rate
(k)
........................... 3% 6% 5% 15% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
ESG Aware Aggressive Allocation .......................................................................................... Diversified
ESG Aware Conservative Allocation ........................................................................................ Diversified
ESG Aware Growth Allocation ............................................................................................ Diversified
ESG Aware Moderate Allocation ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
20
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than each Fund's investment advisory fee, through November 30, 2025.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
ESG Aware Aggressive Allocation
J.P. Morgan Securities LLC ............................... $ 2,114,730 $ (2,114,730) $ – $ –
m
ESG Aware Conservative Allocation
Barclays Bank plc ...................................... $ 178,464 $ (178,464) $ – $ –
m
ESG Aware Moderate Allocation
J.P. Morgan Securities LLC ............................... $ 236,328 $ (236,328) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Amounts Waived
ESG Aware Aggressive Allocation .......................................................................................... $ 22,802
ESG Aware Conservative Allocation ........................................................................................ 5,335
ESG Aware Growth Allocation ............................................................................................ 15,110
ESG Aware Moderate Allocation ........................................................................................... 4,242

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
22
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are trustees and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
ESG Aware Aggressive Allocation .............................................................................................. $ 978
ESG Aware Conservative Allocation ............................................................................................ 128
ESG Aware Growth Allocation ................................................................................................ 475
ESG Aware Moderate Allocation ............................................................................................... 127
iShares ETF Purchases Sales
ESG Aware Aggressive Allocation ........................................................................... $ 453,463 $ 450,214
ESG Aware Conservative Allocation ......................................................................... 137,375 138,055
ESG Aware Growth Allocation ............................................................................. 478,368 485,686
ESG Aware Moderate Allocation ............................................................................ 164,125 168,330
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware Aggressive Allocation ........................................................................... $ 2,760,055 $ 2,752,954
ESG Aware Conservative Allocation ......................................................................... 644,306 646,383
ESG Aware Growth Allocation ............................................................................. 4,739,224 3,928,790
ESG Aware Moderate Allocation ............................................................................ 1,389,299 677,258

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
ESG Aware Aggressive Allocation .......................................................................................... $ (167,348)
ESG Aware Conservative Allocation ........................................................................................ (102,681)
ESG Aware Growth Allocation ............................................................................................ (126,306)
ESG Aware Moderate Allocation ........................................................................................... (79,690)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware Aggressive Allocation ...................................... $ 28,203,686 $ 4,285,545 $ (968,693) $ 3,316,852
ESG Aware Conservative Allocation ..................................... 9,265,987 326,665 (1,006,025) (679,360)
ESG Aware Growth Allocation ......................................... 20,266,573 2,134,850 (804,344) 1,330,506
ESG Aware Moderate Allocation ....................................... 7,439,681 334,170 (569,337) (235,167)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information
24
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management's evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
The following name change for each Fund went effective on February 19, 2025:
Six Months Ended
01/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
ESG Aware Aggressive Allocation
Shares sold 75,000 $ 2,763,056 50,000 $ 1,631,752
Shares redeemed
(75,000) (2,756,268) (50,000) (1,703,402)
— $ 6,788 — $ (71,650)
ESG Aware Conservative Allocation
Shares sold 25,000 $ 644,937 25,000 $ 624,862
Shares redeemed
(25,000) (646,894) — —
— $ (1,957) 25,000 $ 624,862
ESG Aware Growth Allocation
Shares sold 150,000 $ 4,745,099 175,000 $ 5,070,591
Shares redeemed
(125,000) (3,934,037) (125,000) (3,585,235)
25,000 $ 811,062 50,000 $ 1,485,356
ESG Aware Moderate Allocation
Shares sold 50,000 $ 1,391,868 25,000 $ 660,583
Shares redeemed
(25,000) (677,944) — —
25,000 $ 713,924 25,000 $ 660,583
Current Fund Name New Fund Name
iShares ESG Aware Aggressive Allocation ETF iShares ESG Aware 80/20 Aggressive Allocation ETF
iShares ESG Aware Growth Allocation ETF iShares ESG Aware 60/40 Balanced Allocation ETF
iShares ESG Aware Moderate Allocation ETF iShares ESG Aware 40/60 Moderate Allocation ETF
iShares ESG Aware Conservative Allocation ETF iShares ESG Aware 30/70 Conservative Allocation ETF

Additional Information
25
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information
26
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2025
2025 Semi-Annual
Financial Statements and
Additional Information (Unaudited)
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX Exchange
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Table of Contents
Page

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
BWX Technologies, Inc. ............... 9,372 $ 1,058,380
Curtiss-Wright Corp. .................. 3,095 1,073,780
Leonardo DRS, Inc.
(a)
................. 31,222 1,097,453
National Presto Industries, Inc. ........... 3,184 306,205
Woodward, Inc. ..................... 5,809 1,076,117
4,611,935
Automobile Components — 0.8%
Dorman Products, Inc.
(a)
............... 1,714 225,014
Gentex Corp. ...................... 87,123 2,258,228
2,483,242
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ............ 940 1,285,563
Biotechnology — 5.3%
ACADIA Pharmaceuticals, Inc.
(a)
.......... 16,864 314,682
ADMA Biologics, Inc.
(a)
................ 12,699 205,089
Alkermes plc
(a)
...................... 77,276 2,436,512
Arbutus Biopharma Corp.
(a)
............. 84,524 281,465
ArriVent Biopharma, Inc.
(a)
.............. 8,019 228,862
BioCryst Pharmaceuticals, Inc.
(a)
.......... 20,886 164,999
CG oncology, Inc.
(a)
.................. 4,769 143,404
Crinetics Pharmaceuticals, Inc.
(a)
......... 11,755 473,727
Day One Biopharmaceuticals, Inc.
(a)
....... 24,486 302,892
Disc Medicine, Inc.
(a)
.................. 7,388 412,250
Dynavax Technologies Corp.
(a)
........... 70,442 919,268
Exelixis, Inc.
(a) (b)
..................... 72,403 2,400,160
Halozyme Therapeutics, Inc.
(a) (b)
.......... 7,335 415,454
Ideaya Biosciences, Inc.
(a)
.............. 5,140 125,159
Ionis Pharmaceuticals, Inc.
(a)
............ 41,219 1,314,886
Keros Therapeutics, Inc.
(a)
.............. 3,520 40,128
Kiniksa Pharmaceuticals International plc
(a)
.. 8,557 167,717
Krystal Biotech, Inc.
(a)
................. 2,430 388,168
LENZ Therapeutics, Inc. ............... 4,420 112,843
Mirum Pharmaceuticals, Inc.
(a)
........... 20,304 992,460
Newamsterdam Pharma Co. NV
(a)
......... 6,499 144,863
Praxis Precision Medicines, Inc.
(a)
......... 1,928 147,588
Protagonist Therapeutics, Inc.
(a)
.......... 3,710 140,238
Roivant Sciences Ltd.
(a)
................ 26,704 297,216
Sarepta Therapeutics, Inc.
(a)
............ 2,528 287,484
Ultragenyx Pharmaceutical, Inc.
(a)
......... 12,489 537,402
Vaxcyte, Inc.
(a)
...................... 12,305 1,086,778
Xenon Pharmaceuticals, Inc.
(a)
........... 33,588 1,342,848
Zymeworks, Inc.
(a)
................... 27,392 399,923
16,224,465
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 8,132 906,799
Building Products — 0.3%
CSW Industrials, Inc. ................. 2,422 798,800
Capital Markets — 1.6%
Houlihan Lokey, Inc. , Class A ............ 6,373 1,158,102
Interactive Brokers Group, Inc. , Class A ..... 9,301 2,022,409
Virtu Financial, Inc. , Class A ............. 43,563 1,745,134
4,925,645
Chemicals — 0.8%
Ashland, Inc. ....................... 9,367 594,711
Hawkins, Inc. ...................... 2,628 280,959
NewMarket Corp. .................... 3,142 1,564,779
2,440,449
Security
Shares
Shares Value
Commercial Services & Supplies — 2.4%
Brady Corp. , Class A, NVS ............. 26,292 $ 1,958,491
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 15,123 1,626,327
Ennis, Inc. ........................ 16,095 333,971
Liquidity Services, Inc.
(a)
............... 6,270 217,256
MSA Safety, Inc. .................... 6,502 1,071,074
Tetra Tech, Inc. ..................... 24,086 886,365
UniFirst Corp. ...................... 5,190 1,112,321
7,205,805
Communications Equipment — 0.3%
(a)
Ciena Corp. ....................... 5,949 518,396
NETGEAR, Inc. ..................... 9,065 250,647
NetScout Systems, Inc. ................ 10,374 247,316
1,016,359
Construction & Engineering — 0.1%
Argan, Inc. ........................ 1,494 204,379
Consumer Finance — 0.7%
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 30,834 370,317
FirstCash Holdings, Inc. ............... 15,922 1,737,886
2,108,203
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 25,999 2,575,201
Casey's General Stores, Inc. ............ 5,112 2,156,088
Ingles Markets, Inc. , Class A ............ 8,245 545,984
Maplebear, Inc.
(a)
.................... 4,194 202,486
SpartanNash Co. .................... 18,548 338,130
Sprouts Farmers Market, Inc.
(a)
........... 8,557 1,354,916
Weis Markets, Inc. ................... 3,046 205,788
7,378,593
Containers & Packaging — 2.2%
AptarGroup, Inc. .................... 27,192 4,273,223
Graphic Packaging Holding Co. .......... 11,645 319,422
Silgan Holdings, Inc. .................. 12,237 673,280
Sonoco Products Co. ................. 26,956 1,284,184
6,550,109
Diversified Consumer Services — 2.9%
Adtalem Global Education, Inc.
(a)
......... 1,787 191,441
Frontdoor, Inc.
(a)
..................... 4,415 264,370
Grand Canyon Education, Inc.
(a)
.......... 12,834 2,254,164
H&R Block, Inc. ..................... 23,357 1,291,876
Laureate Education, Inc.
(a)
.............. 22,070 413,150
OneSpaWorld Holdings Ltd. ............. 41,593 888,426
Perdoceo Education Corp. .............. 37,761 1,086,762
Service Corp. International ............. 9,414 735,422
Strategic Education, Inc. ............... 1,614 158,543
Stride, Inc.
(a)
....................... 9,850 1,328,765
Universal Technical Institute, Inc.
(a)
........ 9,576 262,670
8,875,589
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ...... 9,399 301,708
Diversified Telecommunication Services — 1.6%
Anterix, Inc.
(a)
...................... 5,546 158,449
Cogent Communications Holdings, Inc. ..... 24,257 1,827,523
IDT Corp. , Class B ................... 9,860 465,195
Iridium Communications, Inc. ............ 18,184 522,790
Liberty Global Ltd. , Class A
(a)
............ 97,674 1,124,228
Liberty Global Ltd. , Class C, NVS
(a)
........ 63,076 739,881
4,838,066

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 5.9%
ALLETE, Inc. ...................... 33,877 $ 2,223,009
IDACORP, Inc. ..................... 31,742 3,489,716
MGE Energy, Inc. .................... 5,579 501,273
OGE Energy Corp. ................... 84,825 3,582,160
Pinnacle West Capital Corp. ............ 48,744 4,238,778
Portland General Electric Co. ............ 32,674 1,344,208
TXNM Energy, Inc. ................... 50,872 2,459,661
17,838,805
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(a) (b)
.............. 1,402 163,403
Avnet, Inc. ........................ 20,004 1,033,407
OSI Systems, Inc.
(a) (b)
................. 1,048 205,869
PC Connection, Inc. .................. 5,116 379,709
Plexus Corp.
(a)
...................... 1,656 234,672
TD SYNNEX Corp. ................... 8,475 1,207,772
3,224,832
Entertainment — 3.7%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 4,306 183,823
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
25,731 997,076
Cinemark Holdings, Inc.
(a)
.............. 32,229 922,716
Endeavor Group Holdings, Inc. , Class A
(b)
... 119,342 3,649,478
IMAX Corp.
(a) (b)
..................... 26,658 627,796
Madison Square Garden Sports Corp.
(a)
..... 9,227 2,028,741
Marcus Corp. (The) .................. 14,194 285,583
TKO Group Holdings, Inc. , Class A
(a)
....... 17,212 2,671,475
11,366,688
Financial Services — 0.1%
Enact Holdings, Inc. .................. 5,543 187,243
International Money Express, Inc.
(a)
........ 8,385 158,560
345,803
Food Products — 5.8%
Cal-Maine Foods, Inc. ................. 15,749 1,699,317
Flowers Foods, Inc. .................. 119,801 2,342,109
Fresh Del Monte Produce, Inc. ........... 15,859 483,541
Ingredion, Inc. ...................... 26,036 3,552,352
J & J Snack Foods Corp. ............... 9,212 1,264,163
John B Sanfilippo & Son, Inc. ............ 5,370 388,466
Lancaster Colony Corp. ............... 5,661 955,237
Pilgrim's Pride Corp.
(a)
................ 25,961 1,208,225
Post Holdings, Inc.
(a)
.................. 27,951 2,967,278
Seaboard Corp. ..................... 61 148,739
Simply Good Foods Co. (The)
(a)
.......... 31,367 1,191,946
Tootsie Roll Industries, Inc. ............. 7,369 228,881
TreeHouse Foods, Inc.
(a)
............... 6,848 236,393
Utz Brands, Inc. , Class A ............... 41,771 558,061
Vital Farms, Inc.
(a)
................... 6,908 303,088
17,527,796
Gas Utilities — 0.5%
Chesapeake Utilities Corp. ............. 1,906 233,008
New Jersey Resources Corp. ............ 15,328 734,978
ONE Gas, Inc. ...................... 4,514 318,869
Spire, Inc. ......................... 3,023 214,512
1,501,367
Ground Transportation — 1.8%
Landstar System, Inc. ................. 19,407 3,195,557
Schneider National, Inc. , Class B ......... 32,980 981,155
Werner Enterprises, Inc. ............... 36,891 1,331,765
5,508,477
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.9%
Inari Medical, Inc.
(a)
.................. 5,895 $ 469,655
Inspire Medical Systems, Inc.
(a)
.......... 1,237 239,359
iRadimed Corp. ..................... 3,098 183,433
LeMaitre Vascular, Inc. ................ 3,735 362,033
Masimo Corp.
(a)
..................... 2,843 495,336
Merit Medical Systems, Inc.
(a)
............ 34,700 3,778,136
QuidelOrtho Corp.
(a)
.................. 3,959 172,058
5,700,010
Health Care Providers & Services — 7.0%
Acadia Healthcare Co., Inc.
(a)
............ 5,281 238,226
Addus HomeCare Corp.
(a)
.............. 10,226 1,279,886
Amedisys, Inc.
(a)
.................... 19,514 1,805,045
Chemed Corp. ...................... 7,428 4,174,536
Cross Country Healthcare, Inc.
(a)
......... 19,073 347,510
Encompass Health Corp. .............. 34,121 3,387,192
Ensign Group, Inc. (The) ............... 30,295 4,231,000
Fulgent Genetics, Inc.
(a)
............... 11,670 194,189
HealthEquity, Inc.
(a)
................... 20,512 2,264,935
National HealthCare Corp. .............. 1,241 127,413
Option Care Health, Inc.
(a)
.............. 26,261 811,990
Patterson Cos., Inc. .................. 28,691 887,986
Premier, Inc. , Class A ................. 60,086 1,361,549
US Physical Therapy, Inc. .............. 1,737 154,089
21,265,546
Health Care REITs — 2.6%
CareTrust REIT, Inc. .................. 91,870 2,434,555
Healthcare Realty Trust, Inc. , Class A ...... 20,158 337,646
LTC Properties, Inc. .................. 26,029 895,398
National Health Investors, Inc. ........... 3,853 262,428
Omega Healthcare Investors, Inc. ......... 77,164 2,859,698
Sabra Health Care REIT, Inc. ............ 67,838 1,133,573
7,923,298
Health Care Technology — 0.5%
HealthStream, Inc. ................... 14,682 479,367
Waystar Holding Corp.
(a)
............... 23,867 959,215
1,438,582
Hotels, Restaurants & Leisure — 2.1%
Aramark .......................... 18,611 724,154
Choice Hotels International, Inc.
(b)
......... 3,918 577,239
Churchill Downs, Inc. ................. 3,978 491,601
Planet Fitness, Inc. , Class A
(a)
........... 8,671 937,855
Target Hospitality Corp.
(a)
.............. 21,098 203,174
Texas Roadhouse, Inc. ................ 10,109 1,830,740
Wendy's Co. (The) ................... 103,219 1,530,738
Wyndham Hotels & Resorts, Inc. ......... 1,676 176,013
6,471,514
Household Products — 0.3%
Reynolds Consumer Products, Inc. ........ 37,655 1,039,655
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............. 26,820 586,017
Insurance — 12.2%
AMERISAFE, Inc. ................... 11,418 571,128
Axis Capital Holdings Ltd. .............. 44,889 4,085,797
Employers Holdings, Inc. ............... 15,079 741,284
Enstar Group Ltd.
(a)
.................. 5,685 1,858,938
Hanover Insurance Group, Inc. (The) ...... 21,248 3,252,856
HCI Group, Inc. ..................... 2,425 295,680
Horace Mann Educators Corp. ........... 24,710 954,547
Mercury General Corp. ................ 14,205 707,977
Old Republic International Corp. .......... 127,488 4,663,511

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ....... 3,140 $ 715,481
RenaissanceRe Holdings Ltd. ........... 12,149 2,825,615
RLI Corp. ......................... 44,503 3,264,295
Ryan Specialty Holdings, Inc. , Class A ...... 30,414 2,024,964
Safety Insurance Group, Inc. ............ 8,832 697,816
Selective Insurance Group, Inc. .......... 25,972 2,185,025
SiriusPoint Ltd.
(a)
.................... 35,151 511,799
Skyward Specialty Insurance Group, Inc.
(a)
... 20,304 899,061
Unum Group ....................... 49,656 3,786,270
White Mountains Insurance Group Ltd. ..... 1,516 2,929,609
36,971,653
Interactive Media & Services — 0.4%
(a)
QuinStreet, Inc. ..................... 7,883 186,512
Yelp, Inc. ......................... 24,572 981,405
1,167,917
IT Services — 0.1%
Hackett Group, Inc. (The) .............. 14,737 455,079
Leisure Products — 0.2%
Smith & Wesson Brands, Inc. ............ 12,390 129,971
Sturm Ruger & Co., Inc. ............... 10,157 361,589
491,560
Machinery — 0.6%
Donaldson Co., Inc. .................. 15,323 1,090,844
Enerpac Tool Group Corp. , Class A ........ 14,588 659,232
1,750,076
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ........... 18,480 267,221
Matson, Inc. ....................... 4,986 707,264
974,485
Media — 1.1%
New York Times Co. (The) , Class A ........ 53,369 2,897,937
TEGNA, Inc. ....................... 25,561 465,721
3,363,658
Metals & Mining — 1.5%
Royal Gold, Inc. ..................... 30,949 4,327,289
Warrior Met Coal, Inc. ................. 3,583 189,075
4,516,364
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Dynex Capital, Inc. ................... 43,876 582,234
Multi-Utilities — 0.7%
Avista Corp. ....................... 17,034 623,785
Northwestern Energy Group, Inc. ......... 25,314 1,364,678
1,988,463
Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp. ............... 73,945 1,186,078
CNX Resources Corp.
(a)
............... 13,591 372,121
Core Natural Resources, Inc.
(b)
........... 5,206 470,310
DT Midstream, Inc. ................... 35,570 3,595,416
Gulfport Energy Corp.
(a)
............... 2,028 362,018
Hess Midstream LP , Class A ............ 62,102 2,515,752
International Seaways, Inc. ............. 23,706 923,349
Kimbell Royalty Partners LP ............ 41,158 633,422
Kinetik Holdings, Inc. , Class A ........... 23,128 1,490,137
PBF Energy, Inc. , Class A .............. 5,289 154,756
Peabody Energy Corp. ................ 5,924 107,520
Plains GP Holdings LP , Class A .......... 117,212 2,479,034
Viper Energy, Inc. , Class A ............. 43,822 2,055,252
16,345,165
Security
Shares
Shares Value
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................ 6,000 $ 464,100
Pharmaceuticals — 2.6%
ANI Pharmaceuticals, Inc.
(a)
............. 4,384 257,078
Avadel Pharmaceuticals plc , ADR
(a)
........ 18,970 149,863
Axsome Therapeutics, Inc.
(a)
............ 5,711 607,993
Collegium Pharmaceutical, Inc.
(a) (b)
........ 19,198 616,640
Corcept Therapeutics, Inc.
(a)
............ 7,210 482,493
Innoviva, Inc.
(a)
..................... 33,647 627,180
Intra-Cellular Therapies, Inc.
(a)
........... 5,884 747,739
Jazz Pharmaceuticals plc
(a)
............. 11,672 1,451,647
Perrigo Co. plc ..................... 16,927 421,651
Prestige Consumer Healthcare, Inc.
(a)
...... 29,500 2,264,715
Theravance Biopharma, Inc.
(a)
........... 21,638 202,964
7,829,963
Professional Services — 5.6%
Barrett Business Services, Inc. ........... 6,311 273,456
CACI International, Inc. , Class A
(a)
........ 5,336 2,061,083
CRA International, Inc. ................ 1,443 264,906
ExlService Holdings, Inc.
(a)
............. 13,093 658,054
Franklin Covey Co.
(a)
................. 6,666 252,708
FTI Consulting, Inc.
(a)
................. 11,145 2,177,176
Genpact Ltd. ....................... 38,436 1,871,449
Huron Consulting Group, Inc.
(a)
........... 9,426 1,195,028
ICF International, Inc. ................. 4,391 512,474
KBR, Inc. ......................... 26,683 1,452,089
Kelly Services, Inc. , Class A, NVS ........ 10,580 148,966
Maximus, Inc. ...................... 8,956 674,297
Parsons Corp.
(a)
..................... 27,883 2,210,286
Robert Half, Inc. .................... 2,142 138,780
Science Applications International Corp. .... 11,568 1,252,583
UL Solutions, Inc. , Class A .............. 7,608 410,147
Verra Mobility Corp. , Class A
(a)
........... 42,398 1,118,883
WNS Holdings Ltd.
(a)
................. 4,791 293,449
16,965,814
Real Estate Management & Development — 0.0%
RMR Group, Inc. (The) , Class A .......... 7,292 136,142
Residential REITs — 0.0%
Elme Communities ................... 9,266 141,399
Retail REITs — 2.8%
Agree Realty Corp. .................. 59,997 4,353,982
Federal Realty Investment Trust .......... 1,875 203,681
Getty Realty Corp. ................... 30,817 955,635
Kite Realty Group Trust ................ 13,496 312,433
NETSTREIT Corp. ................... 40,452 585,745
NNN REIT, Inc. ..................... 48,425 1,907,461
Phillips Edison & Co., Inc. .............. 4,103 149,062
8,467,999
Software — 6.0%
A10 Networks, Inc. ................... 39,534 775,262
Alarm.com Holdings, Inc.
(a)
............. 5,158 312,936
AvePoint, Inc. , Class A
(a)
............... 61,245 1,150,181
Blackbaud, Inc.
(a)
.................... 7,239 558,489
Box, Inc. , Class A
(a)
.................. 31,665 1,057,294
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 157,679 1,751,814
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 49,073 1,381,896
Commvault Systems, Inc.
(a)
............. 4,040 643,410
Daily Journal Corp.
(a)
................. 431 176,753
Dolby Laboratories, Inc. , Class A ......... 35,390 2,963,205
Dropbox, Inc. , Class A
(a) (b)
.............. 31,856 1,024,170
Guidewire Software, Inc.
(a)
.............. 7,365 1,556,003
HashiCorp, Inc. , Class A
(a)
.............. 9,815 335,673

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
InterDigital, Inc. ..................... 9,409 $ 1,721,659
N-able, Inc.
(a)
....................... 44,296 429,228
Progress Software Corp. ............... 25,646 1,470,285
Qualys, Inc.
(a)
...................... 1,275 177,748
Vertex, Inc. , Class A
(a)
................. 11,045 637,849
18,123,855
Specialized REITs — 0.1%
Four Corners Property Trust, Inc. ......... 15,639 428,978
Specialty Retail — 1.5%
Murphy USA, Inc. ................... 7,843 3,944,323
Valvoline, Inc.
(a)
..................... 16,821 624,227
4,568,550
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co. .............. 12,629 1,115,141
Skechers USA, Inc. , Class A
(a)
........... 5,329 401,487
1,516,628
Trading Companies & Distributors — 0.4%
McGrath RentCorp ................... 3,675 450,812
MSC Industrial Direct Co., Inc. , Class A ..... 9,241 743,069
1,193,881
Water Utilities — 0.3%
American States Water Co. ............. 7,176 534,612
California Water Service Group .......... 10,390 470,563
1,005,175
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.
(a) (b)
.......... 2,547 159,952
Total Common Stocks — 99 .8%
(Cost: $ 266,163,297 ) .............................. 303,503,189
Security
Shares
Shares Value
Rights
Biotechnology — 0.1%
Contra Chinook Therape, CVR
(a) (c)
........ 72,502 $ 60,902
Total Rights — 0 .1%
(Cost: $ 28,276 ) ................................. 60,902
Total Long-Term Investments — 99.9%
(Cost: $ 266,191,573 ) .............................. 303,564,091
Short-Term Securities
Money Market Funds — 3.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(f)
.................. 8,893,650 8,898,097
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 299,316 299,316
Total Short-Term Securities — 3 .0%
(Cost: $ 9,188,634 ) ............................... 9,197,413
Total Investments — 102 .9%
(Cost: $ 275,380,207 ) .............................. 312,761,504
Liabilities in Excess of Other Assets — (2.9) % ............. (8,710,413)
Net Assets — 100.0% ...............................
$ 304,051,091
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,822,399 $ — $ (24,929,890)
(a)
$ 10,077 $ (4,489) $ 8,898,097 8,893,650 $ 103,267
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,763,241 — (1,463,925)
(a)
— — 299,316 299,316 13,789 —
$ 10,077 $ (4,489) $ 9,197,413 $ 117,056 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 5 03/21/25 $ 182 $ 417
S&P Midcap 400 E-Mini Index ................................................. 1 03/21/25 325 (4,566)
$ (4,149)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 417 $ — $ — $ — $ 417
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 4,566 — — — 4,566
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 37,657 $ — $ — $ — $ 37,657
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (111,114) $ — $ — $ — $ (111,114)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 541,570

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 303,503,189 $ — $ — $ 303,503,189
Rights ................................................ — — 60,902 60,902
Short-Term Securities
Money Market Funds ...................................... 9,197,413 — — 9,197,413
$ 312,700,602 $ — $ 60,902 $ 312,761,504
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 417 $ — $ — $ 417
Liabilities
Equity contracts ........................................... (4,566) — — (4,566)
$ (4,149) $ — $ — $ (4,149)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
GE Aerospace ...................... 53,044 $ 10,798,167
Lockheed Martin Corp. ................ 8,476 3,923,964
14,722,131
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc. .. 1,979 224,775
Automobile Components — 0.0%
Modine Manufacturing Co.
(a)
............ 5,965 605,149
Automobiles — 2.2%
Ford Motor Co. ..................... 373,001 3,759,850
General Motors Co. .................. 212,395 10,505,057
Tesla, Inc.
(a)
........................ 92,780 37,538,788
Thor Industries, Inc. .................. 8,724 897,176
52,700,871
Banks — 3.2%
Bank of America Corp. ................ 195,737 9,062,623
Citigroup, Inc. ...................... 41,828 3,406,054
JPMorgan Chase & Co. ............... 158,195 42,285,524
NU Holdings Ltd. , Class A
(a)
............. 580,221 7,682,126
Wells Fargo & Co. ................... 163,630 12,894,044
75,330,371
Beverages — 1.6%
Coca-Cola Co. (The) ................. 228,232 14,488,167
Coca-Cola Consolidated, Inc. ............ 2,433 3,327,420
Molson Coors Beverage Co. , Class B ...... 25,875 1,416,656
PepsiCo, Inc. ...................... 123,146 18,556,871
37,789,114
Biotechnology — 2.1%
AbbVie, Inc. ....................... 125,223 23,028,510
Alnylam Pharmaceuticals, Inc.
(a)
.......... 4,368 1,185,082
Amgen, Inc. ....................... 33,504 9,562,712
Gilead Sciences, Inc. ................. 123,623 12,016,155
Moderna, Inc.
(a) (b)
.................... 23,438 923,926
Vertex Pharmaceuticals, Inc.
(a)
........... 8,848 4,084,945
50,801,330
Broadline Retail — 4.4%
Amazon.com, Inc.
(a)
.................. 340,812 81,004,196
Coupang, Inc. , Class A
(a)
............... 118,721 2,791,131
eBay, Inc. ......................... 117,382 7,920,937
Etsy, Inc.
(a)
........................ 82,634 4,537,433
MercadoLibre, Inc.
(a)
.................. 4,852 9,326,466
105,580,163
Building Products — 0.8%
Builders FirstSource, Inc.
(a)
............. 65,626 10,977,917
Carrier Global Corp. .................. 23,061 1,507,728
Lennox International, Inc. .............. 923 546,804
Masco Corp. ....................... 14,986 1,188,090
Trane Technologies plc ................ 15,890 5,764,098
19,984,637
Capital Markets — 4.3%
Affiliated Managers Group, Inc. .......... 25,712 4,832,313
Ameriprise Financial, Inc. .............. 16,363 8,891,000
Bank of New York Mellon Corp. (The) ...... 186,528 16,028,351
BlackRock, Inc.
(c)
.................... 5,449 5,860,400
Evercore, Inc. , Class A ................ 3,034 883,713
Goldman Sachs Group, Inc. (The) ........ 23,466 15,027,626
Interactive Brokers Group, Inc. , Class A ..... 41,268 8,973,314
Janus Henderson Group plc ............ 140,545 6,314,687
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley ..................... 19,683 $ 2,724,718
MSCI, Inc. ........................ 14,169 8,455,634
Nasdaq, Inc. ....................... 66,684 5,490,761
S&P Global, Inc. .................... 19,564 10,200,865
State Street Corp. ................... 54,250 5,512,885
XP, Inc. , Class A .................... 196,537 2,682,730
101,878,997
Chemicals — 1.1%
Ecolab, Inc. ....................... 7,985 1,997,767
Linde plc ......................... 46,870 20,909,644
Olin Corp. ......................... 45,178 1,323,264
Sherwin-Williams Co. (The) ............. 4,714 1,688,366
25,919,041
Commercial Services & Supplies — 0.4%
Cintas Corp. ....................... 40,587 8,140,535
Tetra Tech, Inc. ..................... 54,338 1,999,638
10,140,173
Communications Equipment — 1.0%
Arista Networks, Inc.
(a)
................ 73,014 8,413,403
Cisco Systems, Inc. .................. 154,837 9,383,122
Motorola Solutions, Inc. ............... 10,631 4,988,597
22,785,122
Construction & Engineering — 0.2%
EMCOR Group, Inc. .................. 13,086 5,863,313
Construction Materials — 0.4%
CRH plc .......................... 91,581 9,069,266
Consumer Finance — 1.0%
Ally Financial, Inc. ................... 100,149 3,902,806
American Express Co. ................ 19,237 6,106,786
Capital One Financial Corp. ............. 29,344 5,977,666
Synchrony Financial .................. 95,755 6,605,180
22,592,438
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc. , Class A ........... 73,034 1,464,332
Costco Wholesale Corp. ............... 13,667 13,392,020
Kroger Co. (The) .................... 137,704 8,488,074
Sprouts Farmers Market, Inc.
(a)
........... 8,279 1,310,897
Target Corp. ....................... 54,325 7,491,961
Walmart, Inc. ....................... 285,257 28,000,827
60,148,111
Diversified Consumer Services — 0.6%
Duolingo, Inc. , Class A
(a)
............... 24,357 8,865,705
H&R Block, Inc. ..................... 116,862 6,463,637
15,329,342
Diversified Telecommunication Services — 1.0%
AT&T, Inc. ......................... 619,961 14,711,675
Lumen Technologies, Inc.
(a) (b)
............ 330,700 1,633,658
Verizon Communications, Inc. ........... 195,296 7,692,709
24,038,042
Electric Utilities — 0.8%
Constellation Energy Corp. ............. 10,282 3,084,394
Duke Energy Corp. .................. 44,085 4,937,079
Exelon Corp. ....................... 94,933 3,797,320
NextEra Energy, Inc. ................. 51,526 3,687,201
Southern Co. (The) .................. 33,050 2,774,548
18,280,542

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.0%
Acuity Brands, Inc. ................... 26,243 $ 8,722,911
Eaton Corp. plc ..................... 24,393 7,962,851
Emerson Electric Co. ................. 47,924 6,227,724
nVent Electric plc .................... 18,569 1,208,656
24,122,142
Electronic Equipment, Instruments & Components — 0.2%
Jabil, Inc. ......................... 32,879 5,339,878
Energy Equipment & Services — 0.2%
Weatherford International plc ............ 57,737 3,634,544
Entertainment — 0.6%
(a)
Netflix, Inc. ........................ 8,353 8,158,876
Spotify Technology SA
(b)
............... 13,044 7,155,286
15,314,162
Financial Services — 3.2%
Berkshire Hathaway, Inc. , Class B
(a)
....... 24,959 11,697,535
Fiserv, Inc.
(a)
....................... 13,375 2,889,535
Mastercard, Inc. , Class A ............... 33,644 18,686,887
MGIC Investment Corp. ............... 219,585 5,608,201
PayPal Holdings, Inc.
(a)
................ 10,324 914,500
Visa, Inc. , Class A ................... 97,643 33,374,377
Voya Financial, Inc. .................. 38,308 2,719,485
75,890,520
Food Products — 0.4%
Archer-Daniels-Midland Co. ............. 25,393 1,300,883
General Mills, Inc. ................... 82,346 4,952,289
Hershey Co. (The) ................... 4,723 704,908
Kraft Heinz Co. (The) ................. 31,699 945,898
Mondelez International, Inc. , Class A ....... 32,992 1,913,206
9,817,184
Gas Utilities — 0.1%
UGI Corp. ......................... 56,966 1,750,565
Ground Transportation — 0.5%
Ryder System, Inc. ................... 24,756 3,946,354
Uber Technologies, Inc.
(a)
.............. 116,884 7,813,695
11,760,049
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories .................. 107,753 13,784,841
Becton Dickinson & Co. ............... 1,149 284,492
Boston Scientific Corp.
(a)
............... 6,402 655,309
GE HealthCare Technologies, Inc. ........ 142,132 12,550,256
Hologic, Inc.
(a)
...................... 109,053 7,867,083
Lantheus Holdings, Inc.
(a)
.............. 18,629 1,723,369
Medtronic plc ...................... 74,605 6,775,626
Solventum Corp.
(a)
................... 55,332 4,097,888
Stryker Corp. ...................... 10,468 4,096,024
Zimmer Biomet Holdings, Inc. ........... 6,013 658,303
52,493,191
Health Care Providers & Services — 2.4%
Cigna Group (The) ................... 15,734 4,629,100
CVS Health Corp. ................... 68,973 3,895,595
DaVita, Inc.
(a) (b)
..................... 34,933 6,155,194
Elevance Health, Inc. ................. 16,777 6,638,659
Humana, Inc. ...................... 8,534 2,502,425
McKesson Corp. .................... 19,192 11,414,442
Molina Healthcare, Inc.
(a)
............... 12,295 3,816,491
UnitedHealth Group, Inc. ............... 35,238 19,116,263
58,168,169
Security
Shares
Shares Value
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a) (b)
......... 1,037 $ 241,891
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. , Class A
(a)
................. 46,988 6,163,416
Booking Holdings, Inc. ................ 5,020 23,782,551
Cava Group, Inc.
(a)
................... 3,652 493,203
McDonald's Corp. ................... 49,680 14,342,616
MGM Resorts International
(a)
............ 23,928 825,037
Starbucks Corp. ..................... 45,054 4,851,415
Wingstop, Inc. ...................... 18,886 5,626,139
Yum! Brands, Inc. ................... 51,291 6,693,476
62,777,853
Household Products — 1.2%
Procter & Gamble Co. (The) ............ 176,959 29,373,424
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp. ....................... 58,596 9,845,886
Industrial Conglomerates — 0.2%
3M Co. ........................... 23,694 3,606,227
Industrial REITs — 0.1%
Prologis, Inc. ....................... 10,577 1,261,307
Insurance — 1.8%
Aflac, Inc. ......................... 86,597 9,298,786
American International Group, Inc. ........ 98,948 7,288,510
Arch Capital Group Ltd. ............... 18,084 1,683,078
Chubb Ltd. ........................ 2,656 722,113
Everest Group Ltd. ................... 3,642 1,265,631
Fidelity National Financial, Inc. , Class A ..... 47,627 2,770,462
Globe Life, Inc. ..................... 23,575 2,878,272
Hartford Financial Services Group, Inc. (The) . 11,014 1,228,612
MetLife, Inc. ....................... 23,727 2,052,623
Principal Financial Group, Inc. ........... 13,725 1,131,626
Prudential Financial, Inc. ............... 22,246 2,686,427
Reinsurance Group of America, Inc. ....... 13,816 3,148,114
Travelers Cos., Inc. (The) .............. 18,789 4,606,687
Unum Group ....................... 29,781 2,270,801
43,031,742
Interactive Media & Services — 4.6%
Alphabet, Inc. , Class C, NVS ............ 230,163 47,321,513
Meta Platforms, Inc. , Class A ............ 89,322 61,558,936
108,880,449
IT Services — 1.4%
Accenture plc , Class A ................ 8,470 3,260,527
Gartner, Inc.
(a)
...................... 15,761 8,555,544
International Business Machines Corp. ..... 29,779 7,614,490
Okta, Inc. , Class A
(a)
.................. 33,174 3,125,654
Wix.com Ltd.
(a)
...................... 46,516 11,112,207
33,668,422
Life Sciences Tools & Services — 0.9%
Medpace Holdings, Inc.
(a)
.............. 20,742 7,242,069
Mettler-Toledo International, Inc.
(a)
........ 4,961 6,768,987
Thermo Fisher Scientific, Inc. ............ 12,036 7,194,519
21,205,575
Machinery — 1.6%
AGCO Corp. ....................... 7,555 788,969
Caterpillar, Inc. ..................... 16,106 5,982,413
Crane Co. ......................... 42,416 7,224,293
Deere & Co. ....................... 1,459 695,301
Illinois Tool Works, Inc. ................ 13,649 3,537,275
Mueller Industries, Inc. ................ 70,364 5,541,165

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Otis Worldwide Corp. ................. 53,399 $ 5,095,332
PACCAR, Inc. ...................... 46,799 5,189,073
Parker-Hannifin Corp. ................. 3,714 2,625,984
Watts Water Technologies, Inc. , Class A ..... 11,390 2,355,224
39,035,029
Media — 0.7%
Charter Communications, Inc. , Class A
(a)
.... 4,291 1,482,498
Comcast Corp. , Class A ............... 217,591 7,324,113
Fox Corp. , Class A, NVS ............... 83,443 4,270,613
Omnicom Group, Inc. ................. 33,564 2,913,019
15,990,243
Metals & Mining — 0.6%
Carpenter Technology Corp. ............ 2,056 396,931
Commercial Metals Co. ................ 12,791 620,236
Nucor Corp. ....................... 33,756 4,335,283
Reliance, Inc. ...................... 18,619 5,390,200
Steel Dynamics, Inc. .................. 28,793 3,691,263
14,433,913
Multi-Utilities — 0.8%
Consolidated Edison, Inc. .............. 124,376 11,659,006
DTE Energy Co. .................... 2,670 320,080
Sempra .......................... 18,028 1,495,062
WEC Energy Group, Inc. ............... 49,209 4,884,485
18,358,633
Office REITs — 0.2%
BXP, Inc. ......................... 12,680 927,415
Vornado Realty Trust
(b)
................ 61,359 2,654,391
3,581,806
Oil, Gas & Consumable Fuels — 2.9%
Antero Resources Corp.
(a)
.............. 17,284 645,039
APA Corp. ........................ 84,469 1,852,405
Chevron Corp. ...................... 78,250 11,674,118
ConocoPhillips ..................... 36,733 3,630,322
EOG Resources, Inc. ................. 1,297 163,150
Expand Energy Corp. ................. 19,059 1,936,394
Exxon Mobil Corp. ................... 187,672 20,049,000
Kinder Morgan, Inc. .................. 134,289 3,690,262
Marathon Petroleum Corp. ............. 96,640 14,081,414
Phillips 66 ......................... 6,975 822,143
Range Resources Corp. ............... 40,749 1,509,343
Valero Energy Corp. .................. 60,981 8,110,473
68,164,063
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 11,091 1,297,314
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
........... 15,437 1,633,852
Personal Care Products — 0.0%
elf Beauty, Inc.
(a) (b)
................... 8,604 859,626
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. ............... 256,891 15,143,725
Eli Lilly & Co. ...................... 32,380 26,262,770
Johnson & Johnson .................. 149,521 22,749,620
Merck & Co., Inc. .................... 134,732 13,314,216
Pfizer, Inc. ........................ 255,753 6,782,570
84,252,901
Professional Services — 0.8%
Automatic Data Processing, Inc. .......... 12,061 3,654,603
Booz Allen Hamilton Holding Corp. ........ 14,201 1,831,929
Security
Shares
Shares Value
Professional Services (continued)
Paychex, Inc. ...................... 54,221 $ 8,006,815
Robert Half, Inc. .................... 75,406 4,885,555
18,378,902
Residential REITs — 0.5%
AvalonBay Communities, Inc. ........... 22,526 4,989,734
Equity Residential ................... 92,078 6,503,469
11,493,203
Retail REITs — 0.7%
Brixmor Property Group, Inc. ............ 263,230 6,859,774
Simon Property Group, Inc. ............. 51,549 8,962,309
15,822,083
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc.
(a) (b)
......... 21,419 2,483,533
Applied Materials, Inc. ................ 58,054 10,470,039
Broadcom, Inc. ..................... 250,138 55,348,035
Cirrus Logic, Inc.
(a)
................... 33,856 3,400,497
KLA Corp. ......................... 14,224 10,500,726
Lam Research Corp. ................. 64,326 5,213,622
Microchip Technology, Inc. .............. 28,287 1,535,984
NVIDIA Corp. ...................... 1,046,892 125,700,322
QUALCOMM, Inc. ................... 78,844 13,634,493
Rambus, Inc.
(a)
..................... 23,278 1,434,390
Texas Instruments, Inc. ................ 4,675 863,052
230,584,693
Software — 11.9%
Adobe, Inc.
(a)
....................... 12,597 5,510,558
AppLovin Corp. , Class A
(a)
.............. 28,487 10,528,510
Atlassian Corp. , Class A
(a)
.............. 39,780 12,203,708
Cadence Design Systems, Inc.
(a)
......... 11,195 3,331,856
Commvault Systems, Inc.
(a)
............. 35,200 5,605,952
Crowdstrike Holdings, Inc. , Class A
(a)
....... 15,254 6,072,160
DocuSign, Inc.
(a)
.................... 73,831 7,141,673
Elastic NV
(a)
....................... 42,237 4,755,041
Fair Isaac Corp.
(a)
.................... 5,285 9,901,765
Fortinet, Inc.
(a)
...................... 104,248 10,516,538
Gitlab, Inc. , Class A
(a) (b)
................ 110,369 8,030,448
HubSpot, Inc.
(a)
..................... 4,808 3,747,980
Intuit, Inc. ......................... 10,247 6,163,673
Manhattan Associates, Inc.
(a)
............ 24,468 5,103,780
Microsoft Corp. ..................... 310,291 128,789,383
Monday.com Ltd.
(a) (b)
.................. 38,013 9,710,801
Nutanix, Inc. , Class A
(a)
................ 143,244 9,850,174
Oracle Corp. ....................... 20,611 3,505,107
Palo Alto Networks, Inc.
(a)
.............. 18,989 3,501,951
Procore Technologies, Inc.
(a) (b)
........... 78,844 6,272,829
Qualys, Inc.
(a)
...................... 22,927 3,196,253
Salesforce, Inc. ..................... 26,364 9,008,579
Samsara, Inc. , Class A
(a)
............... 91,491 4,711,787
ServiceNow, Inc.
(a)
................... 992 1,010,233
Synopsys, Inc.
(a)
.................... 4,007 2,105,598
Zscaler, Inc.
(a)
...................... 12,409 2,513,939
282,790,276
Specialized REITs — 0.7%
American Tower Corp. ................ 20,908 3,866,935
Iron Mountain, Inc. ................... 4,314 438,173
Public Storage ...................... 16,277 4,858,359
Weyerhaeuser Co. ................... 251,710 7,707,360
16,870,827
Specialty Retail — 2.7%
Abercrombie & Fitch Co. , Class A
(a)
........ 43,665 5,212,728
AutoNation, Inc.
(a)
.................... 14,891 2,807,698

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
AutoZone, Inc.
(a)
.................... 1,042 $ 3,490,919
Bath & Body Works, Inc. ............... 103,514 3,893,162
Best Buy Co., Inc. ................... 73,180 6,283,235
Carvana Co. , Class A
(a)
................ 9,979 2,469,603
Dick's Sporting Goods, Inc. ............. 20,641 4,954,872
Home Depot, Inc. (The) ............... 28,542 11,758,733
Lowe's Cos., Inc. .................... 37,326 9,706,253
Murphy USA, Inc. ................... 3,552 1,786,336
Ulta Beauty, Inc.
(a)
................... 1,042 429,460
Williams-Sonoma, Inc. ................ 55,070 11,640,146
64,433,145
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ........................ 653,672 154,266,592
Dell Technologies, Inc. , Class C .......... 60,972 6,316,699
Hewlett Packard Enterprise Co. .......... 427,947 9,068,197
HP, Inc. .......................... 122,537 3,982,453
NetApp, Inc. ....................... 3,489 426,007
174,059,948
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.
(a)
............... 38,674 6,859,220
PVH Corp. ........................ 6,968 624,333
Ralph Lauren Corp. , Class A ............ 13,104 3,272,069
Tapestry, Inc. ....................... 110,371 8,050,461
18,806,083
Tobacco — 0.9%
Altria Group, Inc. .................... 224,373 11,719,002
Philip Morris International, Inc. ........... 74,423 9,689,874
21,408,876
Trading Companies & Distributors — 0.7%
Core & Main, Inc. , Class A
(a)
............. 163,703 9,239,397
Ferguson Enterprises, Inc. .............. 22,520 4,078,823
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 1,984 $ 2,108,337
15,426,557
Water Utilities — 0.4%
American Water Works Co., Inc. .......... 84,234 10,498,926
Total Long-Term Investments — 99 .8%
(Cost: $ 1,756,188,364 ) ............................ 2,374,147,007
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 15,784,556 15,792,448
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 3,130,622 3,130,622
Total Short-Term Securities — 0 .8%
(Cost: $ 18,921,772 ) ............................... 18,923,070
Total Investments — 100 .6%
(Cost: $ 1,775,110,136 ) ............................ 2,393,070,077
Liabilities in Excess of Other Assets — (0.6) % ............. (14,092,047)
Net Assets — 100.0% ...............................
$ 2,378,978,030
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 13,300,639 $ 2,500,703
(a)
$ — $ (7,787) $ (1,107) $ 15,792,448 15,784,556 $ 14,129
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,356,059 — (2,225,437)
(a)
— — 3,130,622 3,130,622 111,504 —
BlackRock, Inc. .......... 4,530,628 719,430 (451,940) 37,594 1,024,688 5,860,400 5,449 54,361 —
$ 29,807 $ 1,023,581 $ 24,783,470 $ 179,994 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 13 03/21/25 $ 3,944 $ (36,023)
S&P Midcap 400 E-Mini Index ................................................. 1 03/21/25 325 (4,566)
$ (40,589)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 40,589 $ — $ — $ — $ 40,589
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 574,468 $ — $ — $ — $ 574,468
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (103,768) $ — $ — $ — $ (103,768)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,884,579

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,374,147,007 $ — $ — $ 2,374,147,007
Short-Term Securities
Money Market Funds ...................................... 18,923,070 — — 18,923,070
$ 2,393,070,077 $ — $ — $ 2,393,070,077
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (40,589) $ — $ — $ (40,589)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
AeroVironment, Inc.
(a) (b)
................ 6,367 $ 1,147,015
Axon Enterprise, Inc.
(b)
................ 18,785 12,251,201
BWX Technologies, Inc. ............... 17,064 1,927,038
Curtiss-Wright Corp. .................. 10,337 3,586,319
Hexcel Corp. ....................... 4,004 261,061
Loar Holdings, Inc.
(a) (b)
................. 5,482 435,709
Moog, Inc. , Class A .................. 2,038 370,223
Rocket Lab USA, Inc.
(a) (b)
............... 17,269 501,664
20,480,230
Automobile Components — 0.7%
Autoliv, Inc. ........................ 23,949 2,314,910
BorgWarner, Inc. .................... 26,596 848,412
Dana, Inc. ......................... 39,130 623,732
Mobileye Global, Inc. , Class A
(a) (b)
......... 14,398 237,927
Modine Manufacturing Co.
(a) (b)
........... 34,591 3,509,257
Phinia, Inc. ........................ 40,649 2,068,628
Visteon Corp.
(b)
..................... 13,444 1,130,103
10,732,969
Automobiles — 0.3%
Harley-Davidson, Inc. ................. 86,977 2,353,598
Thor Industries, Inc. .................. 19,136 1,967,946
Winnebago Industries, Inc. ............. 14,471 691,714
5,013,258
Banks — 6.0%
1st Source Corp. .................... 39,031 2,448,024
Associated Banc-Corp. ................ 58,780 1,477,729
Axos Financial, Inc.
(b)
................. 45,108 3,154,402
BancFirst Corp. ..................... 18,257 2,174,044
Bancorp, Inc. (The)
(a) (b)
................ 57,253 3,495,868
Bank of Hawaii Corp. ................. 15,793 1,176,736
Bank of NT Butterfield & Son Ltd. (The) ..... 30,902 1,133,794
Bank OZK ........................ 27,263 1,384,688
BankUnited, Inc. .................... 88,515 3,638,852
Capitol Federal Financial, Inc. ........... 101,693 605,073
City Holding Co. .................... 2,398 283,276
Comerica, Inc. ...................... 52,717 3,548,908
Commerce Bancshares, Inc. ............ 57,267 3,825,436
Community Trust Bancorp, Inc. .......... 16,183 865,952
Cullen/Frost Bankers, Inc. .............. 29,959 4,176,285
Customers Bancorp, Inc.
(b)
.............. 24,933 1,420,682
CVB Financial Corp. .................. 34,643 721,960
Eagle Bancorp, Inc. .................. 29,703 778,516
East West Bancorp, Inc. ............... 62,331 6,418,223
First Bancorp ...................... 132,590 2,752,568
First Citizens BancShares, Inc. , Class A
(a)
... 2,428 5,352,987
First Financial Bankshares, Inc. .......... 18,643 694,638
First Hawaiian, Inc. .................. 48,598 1,342,277
First Horizon Corp. ................... 57,016 1,248,080
Flagstar Financial, Inc.
(a)
............... 117,824 1,393,858
Fulton Financial Corp. ................. 42,762 869,779
Hancock Whitney Corp. ............... 21,313 1,273,239
Hilltop Holdings, Inc. .................. 56,567 1,707,192
HomeStreet, Inc.
(b)
................... 14,386 144,867
International Bancshares Corp. .......... 25,120 1,655,157
Kearny Financial Corp. ................ 38,195 263,545
Metropolitan Bank Holding Corp.
(b)
........ 28,839 1,849,445
NBT Bancorp, Inc. ................... 13,543 645,053
Northfield Bancorp, Inc. ............... 17,842 208,216
OFG Bancorp ...................... 89,172 3,808,536
Pathward Financial, Inc. ............... 26,634 2,123,529
Pinnacle Financial Partners, Inc. .......... 12,950 1,615,772
Security
Shares
Shares Value
Banks (continued)
Popular, Inc. ....................... 88,214 $ 9,080,749
Preferred Bank ..................... 19,322 1,765,258
ServisFirst Bancshares, Inc. ............ 23,143 2,098,376
SouthState Corp. .................... 2,406 254,050
Synovus Financial Corp. ............... 13,843 781,022
Texas Capital Bancshares, Inc.
(b)
......... 6,170 487,122
Trustmark Corp. .................... 37,421 1,403,288
UMB Financial Corp. ................. 18,101 2,134,108
WaFd, Inc. ........................ 55,411 1,644,598
Webster Financial Corp. ............... 14,300 861,432
Western Alliance Bancorp .............. 18,565 1,631,307
Wintrust Financial Corp. ............... 2,676 350,048
Zions Bancorp NA ................... 67,587 3,910,584
98,079,128
Beverages — 0.7%
Celsius Holdings, Inc.
(a) (b)
............... 7,273 181,680
Coca-Cola Consolidated, Inc. ............ 3,021 4,131,580
Vita Coco Co., Inc. (The)
(b)
.............. 197,700 7,401,888
11,715,148
Biotechnology — 4.9%
(b)
ACADIA Pharmaceuticals, Inc.
(a)
.......... 107,064 1,997,814
ADMA Biologics, Inc. ................. 60,567 978,157
Akero Therapeutics, Inc. ............... 13,201 713,910
Alkermes plc ....................... 173,387 5,466,892
Amicus Therapeutics, Inc. .............. 73,723 706,266
AnaptysBio, Inc.
(a)
................... 24,112 432,328
Anavex Life Sciences Corp.
(a)
............ 31,765 294,462
Apellis Pharmaceuticals, Inc. ............ 26,233 761,019
Apogee Therapeutics, Inc.
(a)
............. 4,752 196,543
Arcellx, Inc.
(a)
...................... 26,505 1,805,786
Arcturus Therapeutics Holdings, Inc.
(a)
...... 17,572 298,197
Arcus Biosciences, Inc. ................ 45,354 585,067
Arrowhead Pharmaceuticals, Inc.
(a)
........ 14,503 288,320
ARS Pharmaceuticals, Inc.
(a)
............ 72,714 946,736
Beam Therapeutics, Inc.
(a)
.............. 9,314 241,419
BioCryst Pharmaceuticals, Inc. ........... 264,793 2,091,865
Biohaven Ltd. ...................... 19,494 745,645
Blueprint Medicines Corp. .............. 27,140 3,054,064
Bridgebio Pharma, Inc.
(a)
............... 22,890 783,067
Catalyst Pharmaceuticals, Inc. ........... 179,179 4,042,278
CRISPR Therapeutics AG
(a)
............. 7,910 328,977
Cullinan Therapeutics, Inc. ............. 57,894 611,361
Cytokinetics, Inc. .................... 32,517 1,608,291
Day One Biopharmaceuticals, Inc.
(a)
....... 44,185 546,568
Denali Therapeutics, Inc. ............... 116,825 2,722,022
Dynavax Technologies Corp. ............ 115,827 1,511,542
Dyne Therapeutics, Inc. ............... 13,268 188,671
Erasca, Inc. ....................... 80,960 153,014
Exelixis, Inc. ....................... 113,992 3,778,835
Halozyme Therapeutics, Inc. ............ 73,884 4,184,790
Insmed, Inc.
(a)
...................... 23,738 1,817,856
Ionis Pharmaceuticals, Inc. ............. 61,035 1,947,016
Janux Therapeutics, Inc. ............... 9,338 406,016
Madrigal Pharmaceuticals, Inc.
(a)
......... 5,438 1,820,642
MiMedx Group, Inc. .................. 96,097 836,044
Natera, Inc. ........................ 43,776 7,744,850
Nurix Therapeutics, Inc. ............... 8,215 161,918
Nuvalent, Inc. , Class A ................ 30,371 2,606,136
PTC Therapeutics, Inc. ................ 20,104 922,372
REVOLUTION Medicines, Inc. ........... 11,830 508,098
Sana Biotechnology, Inc.
(a)
.............. 507,164 1,633,068
Sarepta Therapeutics, Inc. .............. 26,505 3,014,149
Syndax Pharmaceuticals, Inc. ........... 22,979 325,612

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
TG Therapeutics, Inc.
(a)
................ 41,048 $ 1,301,222
United Therapeutics Corp. .............. 16,347 5,740,576
Vanda Pharmaceuticals, Inc. ............ 89,800 396,018
Vaxcyte, Inc. ....................... 15,629 1,380,353
Vera Therapeutics, Inc. , Class A .......... 31,045 1,157,358
Veracyte, Inc. ...................... 64,648 2,940,191
Vericel Corp. ....................... 2,900 169,766
Viking Therapeutics, Inc.
(a)
.............. 18,336 600,504
Vir Biotechnology, Inc. ................ 21,542 224,037
Xencor, Inc. ....................... 90,096 1,646,955
81,364,663
Broadline Retail — 0.9%
Dillard's, Inc. , Class A ................. 11,933 5,585,957
Etsy, Inc.
(b)
........................ 65,590 3,601,547
Global-e Online Ltd.
(b)
................. 18,570 1,112,157
Kohl's Corp. ....................... 116,165 1,534,540
Macy's, Inc. ....................... 198,609 3,094,328
Qurate Retail, Inc.
(b)
.................. 799,426 282,277
15,210,806
Building Products — 1.8%
Advanced Drainage Systems, Inc. ........ 13,221 1,598,551
Allegion plc ........................ 18,311 2,430,419
Apogee Enterprises, Inc. ............... 22,455 1,145,654
AZEK Co., Inc. (The) , Class A
(b)
.......... 22,474 1,151,343
Carlisle Cos., Inc. ................... 14,898 5,802,175
CSW Industrials, Inc. ................. 3,422 1,128,610
Griffon Corp. ....................... 34,394 2,606,033
JELD-WEN Holding, Inc.
(b)
.............. 30,240 269,741
Masterbrand, Inc.
(b)
.................. 10,259 177,686
Owens Corning ..................... 17,582 3,244,758
Quanex Building Products Corp. .......... 15,355 322,455
Simpson Manufacturing Co., Inc. ......... 12,994 2,182,992
Trex Co., Inc.
(a) (b)
.................... 55,011 4,006,451
UFP Industries, Inc. .................. 28,737 3,323,434
29,390,302
Capital Markets — 3.6%
Acadian Asset Management, Inc. ......... 7,846 195,522
Affiliated Managers Group, Inc. .......... 20,335 3,821,760
Cohen & Steers, Inc. ................. 5,495 487,022
Donnelley Financial Solutions, Inc.
(b)
....... 29,822 1,979,286
Evercore, Inc. , Class A ................ 33,818 9,850,169
Federated Hermes, Inc. , Class B ......... 42,216 1,678,930
Houlihan Lokey, Inc. , Class A ............ 15,685 2,850,278
Interactive Brokers Group, Inc. , Class A ..... 41,801 9,089,210
Invesco Ltd. ....................... 90,110 1,732,815
Janus Henderson Group plc ............ 110,172 4,950,028
Jefferies Financial Group, Inc. ........... 80,864 6,217,633
Lazard, Inc. ....................... 32,033 1,741,634
Moelis & Co. , Class A ................. 3,800 297,502
Piper Sandler Cos. ................... 13,886 4,403,806
Stifel Financial Corp. ................. 25,019 2,898,451
StoneX Group, Inc.
(b)
................. 8,795 963,229
TPG, Inc. , Class A ................... 35,012 2,354,557
Virtu Financial, Inc. , Class A ............. 17,019 681,781
XP, Inc. , Class A .................... 278,550 3,802,208
59,995,821
Chemicals — 1.4%
Ashland, Inc. ....................... 15,129 960,540
Avient Corp. ....................... 59,225 2,540,753
Axalta Coating Systems Ltd.
(b)
........... 45,494 1,635,054
Balchem Corp. ..................... 4,125 659,835
Cabot Corp. ....................... 18,677 1,615,000
Security
Shares
Shares Value
Chemicals (continued)
Chemours Co. (The) .................. 29,915 $ 568,086
Element Solutions, Inc. ................ 90,046 2,324,087
FMC Corp. ........................ 9,548 532,588
Hawkins, Inc. ...................... 7,697 822,886
Huntsman Corp. .................... 85,183 1,433,630
Ingevity Corp.
(b)
..................... 8,944 405,610
Innospec, Inc. ...................... 6,037 684,294
Mativ Holdings, Inc. .................. 92,308 881,541
Olin Corp. ......................... 37,360 1,094,274
Perimeter Solutions, Inc.
(b)
.............. 71,776 897,200
RPM International, Inc. ................ 26,663 3,375,536
Scotts Miracle-Gro Co. (The) ............ 41,364 2,935,190
23,366,104
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. .................. 357,838 1,882,228
Brady Corp. , Class A, NVS ............. 37,378 2,784,287
Brink's Co. (The) .................... 10,750 1,003,297
Cimpress plc
(a) (b)
.................... 22,419 1,490,415
Clean Harbors, Inc.
(b)
................. 4,292 1,000,036
CoreCivic, Inc.
(b)
.................... 87,763 1,795,631
Deluxe Corp. ....................... 56,961 1,320,926
GEO Group, Inc. (The)
(b)
............... 58,724 1,850,393
HNI Corp. ......................... 9,483 472,728
Interface, Inc. ...................... 47,911 1,186,276
MSA Safety, Inc. .................... 1,811 298,326
Steelcase, Inc. , Class A ............... 97,883 1,123,697
Tetra Tech, Inc. ..................... 116,335 4,281,128
20,489,368
Communications Equipment — 0.3%
(b)
Ciena Corp. ....................... 6,978 608,063
Extreme Networks, Inc. ................ 177,355 2,803,983
NetScout Systems, Inc. ................ 77,222 1,840,972
Viavi Solutions, Inc. .................. 43,767 526,955
5,779,973
Construction & Engineering — 2.3%
AECOM .......................... 29,500 3,110,480
API Group Corp.
(b)
................... 40,146 1,531,570
Arcosa, Inc. ....................... 11,172 1,131,724
Argan, Inc. ........................ 10,173 1,391,666
Comfort Systems USA, Inc. ............. 16,265 7,103,739
Dycom Industries, Inc.
(b)
............... 1,920 363,187
EMCOR Group, Inc. .................. 30,659 13,737,071
Fluor Corp.
(b)
....................... 25,129 1,211,469
IES Holdings, Inc.
(b)
.................. 2,486 550,102
Sterling Infrastructure, Inc.
(b)
............ 26,390 3,758,464
Valmont Industries, Inc. ................ 5,290 1,755,010
WillScot Holdings Corp.
(a) (b)
............. 40,493 1,500,671
37,145,153
Construction Materials — 0.1%
Knife River Corp.
(b)
................... 12,522 1,297,029
Consumer Finance — 1.0%
Bread Financial Holdings, Inc. ........... 4,515 285,935
Credit Acceptance Corp.
(a) (b)
............. 3,019 1,532,958
LendingTree, Inc.
(b)
................... 9,159 411,514
Navient Corp. ...................... 208,621 2,851,849
OneMain Holdings, Inc. ................ 49,036 2,723,459
PROG Holdings, Inc. ................. 58,662 2,507,801
SLM Corp. ........................ 108,441 3,026,588
SoFi Technologies, Inc.
(a) (b)
............. 150,828 2,380,066
15,720,170

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc. , Class A ........... 87,284 $ 1,750,044
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 13,169 1,304,389
Casey's General Stores, Inc. ............ 2,440 1,029,119
Grocery Outlet Holding Corp.
(a) (b)
.......... 8,820 142,796
Ingles Markets, Inc. , Class A ............ 54,939 3,638,061
Sprouts Farmers Market, Inc.
(b)
........... 56,471 8,941,618
United Natural Foods, Inc.
(b)
............. 11,984 356,404
US Foods Holding Corp.
(b)
.............. 44,743 3,173,621
Walgreens Boots Alliance, Inc. ........... 225,860 2,321,841
22,657,893
Containers & Packaging — 0.5%
Berry Global Group, Inc. ............... 25,592 1,738,209
Graphic Packaging Holding Co. .......... 151,977 4,168,729
Greif, Inc. , Class A, NVS ............... 3,176 194,435
O-I Glass, Inc.
(b)
..................... 43,284 516,811
Sealed Air Corp. .................... 8,365 291,353
Sonoco Products Co. ................. 30,835 1,468,979
8,378,516
Diversified Consumer Services — 1.5%
ADT, Inc. ......................... 51,474 395,320
Adtalem Global Education, Inc.
(b)
......... 1,895 203,011
Coursera, Inc.
(b)
..................... 216,156 1,666,563
Duolingo, Inc. , Class A
(b)
............... 21,331 7,764,271
H&R Block, Inc. ..................... 111,324 6,157,330
Perdoceo Education Corp. .............. 113,206 3,258,069
Service Corp. International ............. 21,820 1,704,578
Stride, Inc.
(b)
....................... 26,375 3,557,988
Udemy, Inc.
(a) (b)
..................... 62,525 467,687
25,174,817
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc. , Class A
(b)
......... 9,241 187,038
Bandwidth, Inc. , Class A
(b)
.............. 78,635 1,397,344
Frontier Communications Parent, Inc.
(b)
..... 62,268 2,226,703
IDT Corp. , Class B ................... 11,839 558,564
IHS Holding Ltd.
(b)
................... 124,074 406,963
Liberty Global Ltd. , Class A
(b)
............ 194,450 2,238,119
Liberty Global Ltd. , Class C, NVS
(b)
........ 94,153 1,104,415
Liberty Latin America Ltd. , Class A
(b)
....... 190,420 1,176,795
Liberty Latin America Ltd. , Class C, NVS
(b)
... 39,897 244,569
Lumen Technologies, Inc.
(b)
............. 429,135 2,119,927
11,660,437
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc.
(b)
........ 110,373 1,008,809
IDACORP, Inc. ..................... 57,552 6,327,267
OGE Energy Corp. ................... 48,031 2,028,349
Otter Tail Corp. ..................... 13,263 1,021,782
Portland General Electric Co. ............ 24,824 1,021,259
TXNM Energy, Inc. ................... 38,837 1,877,769
13,285,235
Electrical Equipment — 1.7%
Acuity Brands, Inc. ................... 17,746 5,898,593
American Superconductor Corp.
(b)
........ 14,161 372,010
Array Technologies, Inc.
(a) (b)
............. 133,477 978,387
Atkore, Inc. ........................ 24,629 2,005,786
EnerSys .......................... 6,677 648,136
Fluence Energy, Inc. , Class A
(a) (b)
......... 72,189 939,179
Generac Holdings, Inc.
(b)
............... 11,110 1,659,056
NEXTracker, Inc. , Class A
(a) (b)
............ 5,181 261,226
nVent Electric plc .................... 109,991 7,159,314
Powell Industries, Inc. ................. 16,718 4,008,642
Regal Rexnord Corp. ................. 18,996 3,015,235
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(b)
.......... 28,777 $ 796,547
27,742,111
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc. ......... 2,198 252,946
Arlo Technologies, Inc.
(b)
............... 63,517 743,784
Arrow Electronics, Inc.
(b)
............... 25,289 2,947,433
Badger Meter, Inc. ................... 11,802 2,524,566
Belden, Inc. ....................... 11,640 1,355,711
Coherent Corp.
(b)
.................... 5,173 468,105
Crane NXT Co. ..................... 25,358 1,622,151
ePlus, Inc.
(b)
....................... 14,760 1,179,324
Fabrinet
(b)
......................... 3,851 832,625
Flex Ltd.
(b)
......................... 136,762 5,696,137
Insight Enterprises, Inc.
(a) (b)
............. 6,465 1,116,829
Itron, Inc.
(b)
........................ 14,277 1,532,779
Jabil, Inc. ......................... 62,414 10,136,658
Knowles Corp.
(b)
.................... 71,547 1,354,385
Littelfuse, Inc. ...................... 3,493 832,591
Mirion Technologies, Inc. , Class A
(b)
....... 34,005 538,639
Napco Security Technologies, Inc. ........ 36,438 1,337,274
Novanta, Inc.
(b)
..................... 13,352 1,998,260
OSI Systems, Inc.
(a) (b)
................. 1,740 341,806
Sanmina Corp.
(b)
.................... 34,117 2,856,616
Vishay Intertechnology, Inc. ............. 88,316 1,495,190
Vontier Corp.
(a)
..................... 21,809 840,737
42,004,546
Energy Equipment & Services — 1.1%
Archrock, Inc. ...................... 83,305 2,340,037
ChampionX Corp. ................... 60,670 1,737,589
Helmerich & Payne, Inc. ............... 46,548 1,470,451
Nabors Industries Ltd.
(b)
............... 15,722 899,613
NOV, Inc. ......................... 125,317 1,810,831
Oceaneering International, Inc.
(b)
......... 65,324 1,623,301
Oil States International, Inc.
(b)
............ 34,858 177,079
Patterson-UTI Energy, Inc. ............. 217,768 1,757,388
Select Water Solutions, Inc. , Class A ....... 73,398 917,475
Transocean Ltd.
(a) (b)
.................. 162,588 637,345
Weatherford International plc ............ 68,839 4,333,415
17,704,524
Entertainment — 0.1%
Roku, Inc. , Class A
(b)
................. 10,353 856,814
Financial Services — 2.1%
Affirm Holdings, Inc. , Class A
(b)
........... 44,205 2,699,599
AvidXchange Holdings, Inc.
(b)
............ 87,269 925,051
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 117,812 4,450,937
Euronet Worldwide, Inc.
(b)
.............. 13,867 1,365,900
EVERTEC, Inc. ..................... 11,852 384,835
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 7,981 1,578,482
Flywire Corp.
(b)
..................... 29,823 576,479
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 39,567 1,108,272
Jackson Financial, Inc. , Class A .......... 10,446 984,431
MGIC Investment Corp. ............... 62,601 1,598,830
Mr Cooper Group, Inc.
(b)
............... 69,142 7,177,631
NCR Atleos Corp.
(b)
.................. 22,806 726,599
PennyMac Financial Services, Inc. ........ 6,338 663,525
Radian Group, Inc. ................... 28,864 981,953
Rocket Cos., Inc. , Class A
(a) (b)
............ 40,595 511,497
StoneCo Ltd. , Class A
(b)
............... 86,349 791,820
Toast, Inc. , Class A
(b)
................. 98,468 4,029,311

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. .................. 33,571 $ 2,383,205
Walker & Dunlop, Inc. ................. 3,618 347,581
WEX, Inc.
(b)
........................ 8,526 1,567,846
34,853,784
Food Products — 0.6%
Adecoagro SA ...................... 127,717 1,242,686
Flowers Foods, Inc. .................. 46,254 904,266
Hain Celestial Group, Inc. (The)
(b)
......... 46,213 233,838
John B Sanfilippo & Son, Inc. ............ 34,460 2,492,836
Lancaster Colony Corp. ............... 2,226 375,615
Pilgrim's Pride Corp.
(b)
................ 21,196 986,462
Tootsie Roll Industries, Inc. ............. 5,491 170,551
TreeHouse Foods, Inc.
(b)
............... 11,485 396,462
Utz Brands, Inc. , Class A ............... 24,371 325,597
Vital Farms, Inc.
(b)
................... 26,199 1,149,481
WK Kellogg Co. ..................... 56,788 942,113
9,219,907
Gas Utilities — 0.8%
MDU Resources Group, Inc. ............ 35,133 626,070
National Fuel Gas Co. ................ 35,114 2,459,033
New Jersey Resources Corp. ............ 48,901 2,344,803
Northwest Natural Holding Co. ........... 4,227 168,742
ONE Gas, Inc. ...................... 28,829 2,036,481
Southwest Gas Holdings, Inc. ........... 2,639 197,081
Spire, Inc. ......................... 29,331 2,081,328
UGI Corp. ......................... 114,613 3,522,057
13,435,595
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(b)
.............. 14,063 1,261,451
Landstar System, Inc. ................. 8,702 1,432,871
Lyft, Inc. , Class A
(b)
................... 129,018 1,746,904
Ryder System, Inc. ................... 28,171 4,490,739
Saia, Inc.
(a) (b)
....................... 3,299 1,583,883
XPO, Inc.
(b)
........................ 22,806 3,048,478
13,564,326
Health Care Equipment & Supplies — 2.4%
AtriCure, Inc.
(a) (b)
.................... 15,568 620,696
Cerus Corp.
(b)
...................... 446,393 834,755
CONMED Corp. ..................... 15,028 1,078,710
Dentsply Sirona, Inc. ................. 270,401 5,343,124
Embecta Corp. ..................... 21,165 379,488
Envista Holdings Corp.
(b)
............... 45,006 923,523
Glaukos Corp.
(b)
..................... 11,472 1,794,680
Globus Medical, Inc. , Class A
(b)
.......... 5,306 491,972
Haemonetics Corp.
(a) (b)
................ 36,770 2,538,968
Inari Medical, Inc.
(b)
.................. 12,773 1,017,625
Inmode Ltd.
(a) (b)
..................... 71,658 1,233,234
Inspire Medical Systems, Inc.
(a) (b)
......... 11,202 2,167,587
Integer Holdings Corp.
(b)
............... 5,657 804,538
iRhythm Technologies, Inc.
(a) (b)
........... 10,665 1,160,885
Lantheus Holdings, Inc.
(b)
.............. 34,716 3,211,577
LeMaitre Vascular, Inc. ................ 3,735 362,034
LivaNova plc
(b)
...................... 61,709 3,082,365
Masimo Corp.
(b)
..................... 8,258 1,438,791
Merit Medical Systems, Inc.
(b)
............ 22,261 2,423,778
OraSure Technologies, Inc.
(b)
............ 91,594 368,208
Orthofix Medical, Inc.
(b)
................ 24,073 441,258
Penumbra, Inc.
(b)
.................... 4,745 1,266,773
Sight Sciences, Inc.
(b)
................. 43,225 121,030
Solventum Corp.
(b)
................... 76,060 5,633,004
38,738,603
Security
Shares
Shares Value
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(b)
............ 4,227 $ 190,680
Accolade, Inc.
(b)
..................... 175,734 1,210,807
Alignment Healthcare, Inc.
(a) (b)
........... 34,269 527,400
AMN Healthcare Services, Inc.
(b)
.......... 22,299 613,668
Brookdale Senior Living, Inc.
(a) (b)
.......... 213,895 990,334
Chemed Corp. ...................... 8,529 4,793,298
Encompass Health Corp. .............. 8,033 797,436
Ensign Group, Inc. (The) ............... 15,786 2,204,673
Guardant Health, Inc.
(b)
................ 95,592 4,490,912
HealthEquity, Inc.
(b)
................... 2,025 223,600
Hims & Hers Health, Inc. , Class A
(b)
........ 73,708 2,747,834
Joint Corp. (The)
(b)
................... 14,499 160,214
Nano-X Imaging Ltd.
(a) (b)
............... 32,406 235,916
National Research Corp. ............... 29,828 497,233
Option Care Health, Inc.
(b)
.............. 56,774 1,755,452
Owens & Minor, Inc.
(b)
................. 57,871 824,083
Patterson Cos., Inc. .................. 21,440 663,568
Tenet Healthcare Corp.
(b)
............... 31,837 4,485,515
27,412,623
Health Care REITs — 0.2%
Medical Properties Trust, Inc.
(a)
........... 228,342 1,070,924
National Health Investors, Inc. ........... 9,257 630,494
Omega Healthcare Investors, Inc. ......... 38,165 1,414,395
3,115,813
Health Care Technology — 0.5%
Definitive Healthcare Corp. , Class A
(b)
...... 252,647 1,227,864
Doximity, Inc. , Class A
(b)
............... 47,128 2,785,265
Evolent Health, Inc. , Class A
(a) (b)
.......... 22,720 237,424
Health Catalyst, Inc.
(b)
................. 22,101 124,429
HealthStream, Inc. ................... 22,530 735,605
Teladoc Health, Inc.
(b)
................. 272,014 2,763,662
7,874,249
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 59,821 806,985
Pebblebrook Hotel Trust ............... 11,130 146,137
RLJ Lodging Trust ................... 38,211 372,557
Ryman Hospitality Properties, Inc. ........ 1,913 200,559
Service Properties Trust ............... 305,319 870,159
Sunstone Hotel Investors, Inc. ........... 23,656 268,023
Xenia Hotels & Resorts, Inc. ............ 32,389 484,539
3,148,959
Hotels, Restaurants & Leisure — 2.7%
Arcos Dorados Holdings, Inc. , Class A ...... 148,657 1,152,092
Bloomin' Brands, Inc. ................. 119,650 1,502,804
Boyd Gaming Corp. .................. 3,249 249,036
Brinker International, Inc.
(b)
............. 3,916 712,594
Cava Group, Inc.
(b)
................... 40,420 5,458,721
Cheesecake Factory, Inc. (The) .......... 4,164 233,809
Churchill Downs, Inc. ................. 4,146 512,363
Despegar.com Corp.
(b)
................ 50,603 972,590
Dine Brands Global, Inc. ............... 18,665 567,043
International Game Technology plc ........ 113,730 1,935,685
Jack in the Box, Inc. .................. 30,689 1,202,702
Life Time Group Holdings, Inc.
(b)
.......... 19,000 550,810
Light & Wonder, Inc. , Class A
(b)
........... 29,875 2,626,311
MakeMyTrip Ltd.
(a) (b)
.................. 26,468 2,892,158
Marriott Vacations Worldwide Corp. ........ 12,017 1,042,715
Papa John's International, Inc. ........... 16,002 633,199
Planet Fitness, Inc. , Class A
(b)
........... 14,172 1,532,843
PlayAGS, Inc.
(b)
..................... 55,896 672,988
Six Flags Entertainment Corp. ........... 20,912 922,010
Sweetgreen, Inc. , Class A
(b)
............. 9,127 300,461

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. ................ 6,004 $ 1,087,324
Travel + Leisure Co. .................. 49,513 2,691,527
United Parks & Resorts, Inc.
(a) (b)
.......... 48,659 2,557,517
Vail Resorts, Inc. .................... 7,998 1,360,620
Wendy's Co. (The) ................... 110,640 1,640,791
Wingstop, Inc. ...................... 17,916 5,337,176
Wyndham Hotels & Resorts, Inc. ......... 21,036 2,209,201
Wynn Resorts Ltd. ................... 25,013 2,172,379
44,729,469
Household Durables — 1.8%
Cavco Industries, Inc.
(b)
................ 1,305 663,775
Champion Homes, Inc.
(b)
............... 7,271 671,331
Helen of Troy Ltd.
(b)
.................. 9,321 575,851
Hovnanian Enterprises, Inc. , Class A
(b)
...... 9,641 1,276,372
Installed Building Products, Inc. .......... 5,921 1,177,332
KB Home ......................... 15,526 1,041,795
Lovesac Co. (The)
(a) (b)
................. 46,253 1,182,227
Newell Brands, Inc. .................. 125,229 1,247,281
SharkNinja, Inc.
(b)
.................... 43,962 4,915,391
Sonos, Inc.
(b)
....................... 58,259 803,392
Taylor Morrison Home Corp.
(b)
........... 21,837 1,407,613
Tempur Sealy International, Inc. .......... 70,417 4,446,129
Toll Brothers, Inc. .................... 23,537 3,196,560
TopBuild Corp.
(b)
.................... 9,702 3,324,681
TRI Pointe Homes, Inc.
(b)
............... 56,388 2,078,462
Whirlpool Corp. ..................... 5,889 618,404
Worthington Enterprises, Inc. ............ 32,625 1,366,987
29,993,583
Household Products — 0.2%
Central Garden & Pet Co. , Class A, NVS
(b)
... 28,474 888,104
Energizer Holdings, Inc. ............... 6,018 204,552
Spectrum Brands Holdings, Inc. .......... 17,626 1,490,454
2,583,110
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. , Class A ........... 98,399 2,413,727
Talen Energy Corp.
(b)
................. 4,926 1,092,242
3,505,969
Industrial REITs — 0.6%
EastGroup Properties, Inc. ............. 8,783 1,489,772
First Industrial Realty Trust, Inc. .......... 98,533 5,260,677
Industrial Logistics Properties Trust ........ 264,260 1,049,112
LXP Industrial Trust .................. 122,752 1,021,297
STAG Industrial, Inc. ................. 17,194 587,691
9,408,549
Insurance — 2.6%
Ambac Financial Group, Inc.
(b)
........... 80,957 941,530
Assurant, Inc. ...................... 13,160 2,831,900
Assured Guaranty Ltd. ................ 47,797 4,521,596
Axis Capital Holdings Ltd. .............. 2,510 228,460
CNO Financial Group, Inc. .............. 68,452 2,733,973
Employers Holdings, Inc. ............... 6,867 337,582
First American Financial Corp. ........... 39,421 2,492,196
Genworth Financial, Inc. , Class A
(b)
........ 243,270 1,758,842
Kinsale Capital Group, Inc.
(a)
............ 5,685 2,512,429
Lemonade, Inc.
(a) (b)
................... 6,167 204,991
Mercury General Corp. ................ 13,060 650,910
Old Republic International Corp. .......... 181,996 6,657,414
Oscar Health, Inc. , Class A
(a) (b)
........... 113,754 1,888,317
Primerica, Inc. ...................... 15,504 4,498,796
RenaissanceRe Holdings Ltd. ........... 13,428 3,123,084
RLI Corp. ......................... 6,346 465,479
Ryan Specialty Holdings, Inc. , Class A ...... 27,454 1,827,887
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ........ 25,204 $ 487,445
Unum Group ....................... 35,166 2,681,408
White Mountains Insurance Group Ltd.
(a)
.... 1,348 2,604,956
43,449,195
Interactive Media & Services — 1.0%
Angi, Inc. , Class A
(a) (b)
................. 408,215 734,787
Bumble, Inc. , Class A
(b)
................ 161,888 1,312,912
Cargurus, Inc. , Class A
(b)
............... 51,027 2,000,259
Cars.com, Inc.
(b)
..................... 66,809 1,197,217
Reddit, Inc. , Class A
(a) (b)
................ 27,437 5,475,053
Shutterstock, Inc. .................... 57,381 1,693,887
Vimeo, Inc.
(b)
....................... 316,107 2,121,078
Yelp, Inc.
(b)
........................ 21,228 847,846
ZipRecruiter, Inc. , Class A
(b)
............. 88,620 609,706
15,992,745
IT Services — 0.8%
(b)
ASGN, Inc. ........................ 2,593 228,728
Couchbase, Inc. .................... 101,886 1,807,458
Kyndryl Holdings, Inc. ................. 37,655 1,429,384
Rackspace Technology, Inc. ............. 92,988 244,558
Wix.com Ltd. ....................... 42,466 10,144,703
13,854,831
Leisure Products — 0.6%
Acushnet Holdings Corp. ............... 31,849 2,080,377
Brunswick Corp. .................... 18,584 1,253,305
Hasbro, Inc. ....................... 59,183 3,423,145
Latham Group, Inc.
(b)
................. 70,914 517,672
Mattel, Inc.
(b)
....................... 101,975 1,900,814
Polaris, Inc. ........................ 2,605 124,258
YETI Holdings, Inc.
(a) (b)
................ 33,904 1,263,263
10,562,834
Life Sciences Tools & Services — 0.7%
Bruker Corp. ....................... 42,313 2,460,501
Medpace Holdings, Inc.
(b)
.............. 18,907 6,601,379
Mesa Laboratories, Inc. ............... 2,334 321,369
Repligen Corp.
(b)
.................... 9,134 1,518,162
10,901,411
Machinery — 4.0%
AGCO Corp. ....................... 35,637 3,721,572
Allison Transmission Holdings, Inc. ........ 66,405 7,805,244
Crane Co. ......................... 33,610 5,724,455
Donaldson Co., Inc. .................. 39,404 2,805,171
Enerpac Tool Group Corp. , Class A ........ 24,012 1,085,102
Esab Corp. ........................ 23,150 2,866,896
Federal Signal Corp. ................. 3,952 388,521
Graco, Inc. ........................ 56,412 4,748,198
Hillenbrand, Inc. .................... 21,301 724,021
ITT, Inc. .......................... 33,830 5,109,006
Kadant, Inc. ....................... 3,007 1,121,310
Lincoln Electric Holdings, Inc. ........... 4,264 847,598
Manitowoc Co., Inc. (The)
(b)
............. 33,011 329,780
Middleby Corp. (The)
(a) (b)
............... 10,141 1,735,531
Mueller Industries, Inc. ................ 88,083 6,936,536
Nordson Corp. ...................... 9,578 2,109,267
REV Group, Inc. .................... 29,391 1,019,868
SPX Technologies, Inc.
(b)
............... 30,073 4,466,442
Tennant Co. ....................... 10,730 917,630
Terex Corp.
(a)
...................... 58,216 2,799,607
Timken Co. (The) .................... 36,958 2,966,619
Toro Co. (The) ...................... 23,159 1,928,450
Trinity Industries, Inc. ................. 25,534 965,951
Wabash National Corp. ................ 63,508 990,725

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Watts Water Technologies, Inc. , Class A ..... 9,699 $ 2,005,559
66,119,059
Marine Transportation — 0.2%
Matson, Inc. ....................... 20,981 2,976,155
ZIM Integrated Shipping Services Ltd. ...... 42,219 751,498
3,727,653
Media — 1.1%
AMC Networks, Inc. , Class A
(b)
........... 147,672 1,422,081
EchoStar Corp. , Class A
(a) (b)
............. 81,892 2,265,133
John Wiley & Sons, Inc. , Class A ......... 22,021 901,319
Liberty Broadband Corp. , Class A
(b)
........ 74,601 5,671,914
New York Times Co. (The) , Class A ........ 36,358 1,974,239
Nexstar Media Group, Inc. .............. 7,448 1,141,183
Paramount Global , Class B, NVS ......... 157,560 1,714,253
Sinclair, Inc. , Class A ................. 138,749 2,032,673
TEGNA, Inc. ....................... 83,462 1,520,678
18,643,473
Metals & Mining — 1.6%
Alcoa Corp. ........................ 53,654 1,895,059
Algoma Steel Group, Inc. .............. 20,883 170,405
Alpha Metallurgical Resources, Inc.
(b)
...... 9,486 1,737,551
ATI, Inc.
(b)
......................... 39,804 2,272,410
Carpenter Technology Corp. ............ 12,402 2,394,330
Commercial Metals Co. ................ 38,715 1,877,290
Kaiser Aluminum Corp. ................ 2,755 192,850
Materion Corp. ..................... 3,564 359,964
Nexa Resources SA
(b)
................. 23,487 146,559
Reliance, Inc. ...................... 26,177 7,578,242
Royal Gold, Inc. ..................... 16,045 2,243,412
Ryerson Holding Corp. ................ 20,546 459,409
United States Steel Corp. .............. 45,006 1,658,471
Warrior Met Coal, Inc. ................. 10,530 555,668
Worthington Steel, Inc. ................ 78,014 2,266,307
25,807,927
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ............... 279,706 2,788,669
BrightSpire Capital, Inc. , Class A ......... 82,665 465,404
Granite Point Mortgage Trust, Inc. ........ 275,145 781,412
Invesco Mortgage Capital, Inc. ........... 66,208 560,120
KKR Real Estate Finance Trust, Inc. ....... 56,168 560,556
Ladder Capital Corp. , Class A ........... 83,981 941,427
MFA Financial, Inc. ................... 224,788 2,360,274
Starwood Property Trust, Inc. ............ 49,703 961,753
Two Harbors Investment Corp. ........... 33,145 422,599
9,842,214
Multi-Utilities — 0.0%
Black Hills Corp. .................... 2,780 163,270
Unitil Corp. ........................ 2,781 148,978
312,248
Office REITs — 1.9%
Brandywine Realty Trust ............... 418,577 2,297,988
COPT Defense Properties .............. 17,318 509,842
Cousins Properties, Inc. ............... 44,173 1,348,602
Douglas Emmett, Inc. ................. 76,984 1,413,426
Equity Commonwealth ................ 100,898 175,563
Highwoods Properties, Inc. ............. 93,641 2,789,565
Hudson Pacific Properties, Inc. ........... 224,374 702,291
Kilroy Realty Corp. ................... 51,264 2,000,321
Office Properties Income Trust ........... 296,181 269,110
Paramount Group, Inc. ................ 584,550 2,858,449
Piedmont Office Realty Trust, Inc. , Class A ... 291,766 2,550,035
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp. ................ 105,560 $ 7,113,688
Vornado Realty Trust ................. 159,962 6,919,956
30,948,836
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. ............... 408,182 6,547,239
Antero Resources Corp.
(b)
.............. 115,380 4,305,982
APA Corp. ........................ 159,331 3,494,129
Berry Corp. ........................ 63,542 277,043
California Resources Corp. ............. 27,641 1,359,937
Chord Energy Corp. .................. 3,455 388,515
CNX Resources Corp.
(b)
............... 56,104 1,536,127
Core Natural Resources, Inc. ............ 4,235 382,590
CVR Energy, Inc. .................... 76,992 1,458,998
Delek US Holdings, Inc. ............... 19,666 351,235
Dorian LPG Ltd. ..................... 24,166 580,951
DT Midstream, Inc. ................... 33,176 3,353,430
Expand Energy Corp. ................. 62,266 6,326,226
Gulfport Energy Corp.
(b)
............... 2,026 361,661
HF Sinclair Corp. .................... 4,326 156,082
Kosmos Energy Ltd.
(b)
................. 209,656 666,706
Murphy Oil Corp. .................... 94,941 2,528,279
Ovintiv, Inc. ........................ 91,608 3,867,690
PBF Energy, Inc. , Class A .............. 11,834 346,263
Permian Resources Corp. , Class A ........ 21,915 321,055
Range Resources Corp. ............... 95,629 3,542,098
SFL Corp. Ltd. ...................... 97,642 1,030,123
SM Energy Co. ..................... 36,993 1,404,254
W&T Offshore, Inc. ................... 92,172 143,788
44,730,401
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 53,394 6,245,496
Mercer International, Inc. ............... 132,504 891,752
Sylvamo Corp. ..................... 3,117 249,672
7,386,920
Passenger Airlines — 0.1%
Copa Holdings SA , Class A, NVS ......... 4,751 442,888
SkyWest, Inc.
(b)
..................... 3,869 467,840
910,728
Personal Care Products — 0.6%
BellRing Brands, Inc.
(b)
................ 13,266 1,026,125
Coty, Inc. , Class A
(b)
.................. 124,311 911,200
Edgewell Personal Care Co. ............ 4,784 159,307
elf Beauty, Inc.
(b)
.................... 26,375 2,635,126
Herbalife Ltd.
(b)
..................... 92,442 504,733
Interparfums, Inc. .................... 14,780 2,084,276
Medifast, Inc.
(b)
..................... 58,296 915,247
Nu Skin Enterprises, Inc. , Class A ......... 94,908 621,647
Olaplex Holdings, Inc.
(b)
............... 320,755 500,378
USANA Health Sciences, Inc.
(b)
.......... 10,214 332,670
9,690,709
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. , Class A
(b)
.... 121,325 1,002,145
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 24,805 864,950
Amylyx Pharmaceuticals, Inc.
(a) (b)
......... 297,738 1,086,744
Axsome Therapeutics, Inc.
(b)
............ 37,829 4,027,275
Corcept Therapeutics, Inc.
(a) (b)
........... 62,425 4,177,481
Elanco Animal Health, Inc.
(a) (b)
........... 92,166 1,108,757
EyePoint Pharmaceuticals, Inc.
(b)
......... 114,751 877,845
Innoviva, Inc.
(b)
..................... 79,776 1,487,025
Intra-Cellular Therapies, Inc.
(b)
........... 11,036 1,402,455
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 12,788 1,490,441
Perrigo Co. plc ..................... 56,923 1,417,952

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.
(b)
...... 17,595 $ 1,350,768
Supernus Pharmaceuticals, Inc.
(b)
......... 12,590 483,078
Tarsus Pharmaceuticals, Inc.
(b)
........... 25,051 1,346,742
Tilray Brands, Inc. , Class 2
(a) (b)
........... 286,682 301,016
22,424,674
Professional Services — 2.2%
Alight, Inc. , Class A .................. 192,997 1,322,030
CACI International, Inc. , Class A
(b)
........ 519 200,469
Clarivate plc
(a) (b)
..................... 84,316 456,993
Conduent, Inc.
(b)
.................... 38,576 152,761
CRA International, Inc. ................ 928 170,362
Dun & Bradstreet Holdings, Inc. .......... 38,623 475,063
ExlService Holdings, Inc.
(b)
............. 59,703 3,000,673
Exponent, Inc. ...................... 8,248 756,094
Fiverr International Ltd.
(a) (b)
.............. 45,459 1,403,319
FTI Consulting, Inc.
(b)
................. 3,099 605,390
Heidrick & Struggles International, Inc. ..... 108,933 5,064,295
Huron Consulting Group, Inc.
(b)
........... 34,293 4,347,667
ICF International, Inc. ................. 11,149 1,301,200
Insperity, Inc. ....................... 25,029 1,877,425
KBR, Inc. ......................... 32,366 1,761,358
Kforce, Inc. ........................ 45,740 2,549,090
Korn Ferry ........................ 4,073 288,083
Legalzoom.com, Inc.
(b)
................ 187,413 1,684,843
ManpowerGroup, Inc. ................. 9,683 583,110
Maximus, Inc. ...................... 8,957 674,373
Paycor HCM, Inc.
(b)
.................. 12,699 281,029
Paylocity Holding Corp.
(b)
.............. 11,489 2,361,219
Robert Half, Inc. .................... 37,342 2,419,388
TriNet Group, Inc. ................... 12,760 1,191,656
UL Solutions, Inc. , Class A
(a)
............ 5,667 305,508
Upwork, Inc.
(b)
...................... 15,808 249,134
35,482,532
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(b)
............ 212,168 765,927
Compass, Inc. , Class A
(b)
............... 43,497 315,353
Cushman & Wakefield plc
(b)
............. 6,946 95,785
eXp World Holdings, Inc. ............... 117,687 1,339,278
Kennedy-Wilson Holdings, Inc. ........... 144,962 1,311,906
Opendoor Technologies, Inc.
(b)
........... 195,578 269,898
Redfin Corp.
(b)
...................... 50,977 407,816
St. Joe Co. (The) .................... 61,682 2,966,904
7,472,867
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 107,713 3,730,101
Apartment Investment & Management Co. ,
Class A ........................ 121,685 1,100,033
4,830,134
Retail REITs — 1.4%
Alexander's, Inc. .................... 7,593 1,442,290
Brixmor Property Group, Inc. ............ 213,602 5,566,468
InvenTrust Properties Corp. ............. 71,056 2,113,206
Kimco Realty Corp. .................. 103,112 2,314,864
Kite Realty Group Trust ................ 105,180 2,434,917
Macerich Co. (The) .................. 219,140 4,553,729
NNN REIT, Inc. ..................... 38,739 1,525,929
Tanger, Inc. ........................ 110,992 3,642,758
23,594,161
Semiconductors & Semiconductor Equipment — 2.3%
Astera Labs, Inc.
(b)
................... 25,161 2,551,828
Axcelis Technologies, Inc.
(b)
............. 25,024 1,701,632
Cirrus Logic, Inc.
(b)
................... 23,570 2,367,371
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(b)
..... 38,296 $ 2,681,486
Entegris, Inc. ....................... 36,848 3,741,546
Impinj, Inc.
(b)
....................... 14,293 1,813,639
Kulicke & Soffa Industries, Inc. ........... 37,245 1,651,816
Lattice Semiconductor Corp.
(a) (b)
.......... 61,544 3,509,239
MACOM Technology Solutions Holdings, Inc.
(b)
11,160 1,475,910
MKS Instruments, Inc. ................ 11,517 1,304,646
Onto Innovation, Inc.
(b)
................ 15,103 3,092,490
Penguin Solutions, Inc.
(b)
............... 24,780 502,538
Power Integrations, Inc. ............... 2,718 169,386
Rambus, Inc.
(b)
..................... 73,870 4,551,869
Semtech Corp.
(b)
.................... 23,324 1,561,775
Silicon Laboratories, Inc.
(b)
.............. 4,963 672,933
Synaptics, Inc.
(b)
.................... 21,850 1,855,065
Universal Display Corp. ............... 3,525 528,468
Veeco Instruments, Inc.
(b)
.............. 59,005 1,497,547
37,231,184
Software — 10.1%
A10 Networks, Inc. ................... 34,125 669,191
Adeia, Inc. ........................ 86,064 1,105,922
Agilysys, Inc.
(b)
..................... 5,646 509,382
Alarm.com Holdings, Inc.
(b)
............. 7,382 447,866
Amplitude, Inc. , Class A
(b)
.............. 112,180 1,366,352
Appfolio, Inc. , Class A
(b)
............... 4,492 1,050,724
AppLovin Corp. , Class A
(b)
.............. 76,556 28,294,332
Asana, Inc. , Class A
(b)
................. 51,273 1,094,166
Aspen Technology, Inc.
(b)
............... 13,478 3,552,127
Aurora Innovation, Inc. , Class A
(a) (b)
........ 103,759 705,561
Bentley Systems, Inc. , Class B ........... 36,968 1,720,860
BILL Holdings, Inc.
(b)
.................. 1,874 181,347
Blackbaud, Inc.
(b)
.................... 24,836 1,916,097
BlackLine, Inc.
(b)
.................... 42,966 2,743,379
Box, Inc. , Class A
(b)
.................. 39,223 1,309,656
Braze, Inc. , Class A
(b)
................. 59,161 2,720,223
Cellebrite DI Ltd.
(b)
................... 66,906 1,608,420
Clear Secure, Inc. , Class A ............. 141,611 3,351,932
Cognyte Software Ltd.
(a) (b)
.............. 152,784 1,422,419
Commvault Systems, Inc.
(b)
............. 13,496 2,149,373
Core Scientific, Inc.
(a) (b)
................ 52,471 643,819
CyberArk Software Ltd.
(b)
............... 4,695 1,741,751
Domo, Inc. , Class B
(a) (b)
................ 25,763 218,213
Elastic NV
(b)
....................... 47,686 5,368,490
Five9, Inc.
(b)
....................... 14,573 597,347
Gitlab, Inc. , Class A
(b)
................. 101,528 7,387,177
Guidewire Software, Inc.
(a) (b)
............. 1,598 337,609
Intapp, Inc.
(b)
....................... 60,372 4,303,920
InterDigital, Inc. ..................... 8,251 1,509,768
JFrog Ltd.
(a) (b)
...................... 95,555 3,321,492
Klaviyo, Inc. , Class A
(b)
................ 7,300 335,873
LiveRamp Holdings, Inc.
(b)
.............. 10,173 345,882
Manhattan Associates, Inc.
(a) (b)
........... 28,900 6,028,251
MicroStrategy, Inc. , Class A
(a) (b)
........... 45,726 15,308,608
Monday.com Ltd.
(b)
................... 29,549 7,548,588
Nutanix, Inc. , Class A
(a) (b)
............... 130,817 8,995,631
PagerDuty, Inc.
(b)
.................... 67,557 1,251,156
Pegasystems, Inc.
(a)
.................. 14,768 1,599,227
Porch Group, Inc.
(b)
.................. 32,107 142,876
Procore Technologies, Inc.
(b)
............ 96,913 7,710,398
Progress Software Corp. ............... 43,208 2,477,115
PROS Holdings, Inc.
(b)
................ 12,316 290,904
Q2 Holdings, Inc.
(b)
................... 8,019 763,168
Qualys, Inc.
(b)
...................... 14,676 2,045,981
QXO, Inc.
(a)
........................ 37,288 495,558
RADCOM Ltd.
(a) (b)
.................... 48,981 628,426

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Rapid7, Inc.
(b)
...................... 13,521 $ 520,829
RingCentral, Inc. , Class A
(b)
............. 83,586 2,910,465
Rubrik, Inc. , Class A
(b)
................. 4,309 315,720
Samsara, Inc. , Class A
(b)
............... 132,440 6,820,660
SentinelOne, Inc. , Class A
(b)
............. 38,687 926,554
SimilarWeb Ltd.
(b)
.................... 12,604 204,311
SolarWinds Corp. ................... 13,155 195,746
SoundHound AI, Inc. , Class A
(a) (b)
......... 46,026 651,268
Sprout Social, Inc. , Class A
(b)
............ 60,498 1,976,470
SPS Commerce, Inc.
(b)
................ 5,146 950,363
Tenable Holdings, Inc.
(b)
............... 12,748 549,311
UiPath, Inc. , Class A
(b)
................ 65,698 934,226
Unity Software, Inc.
(b)
................. 29,235 649,017
Varonis Systems, Inc.
(b)
................ 32,722 1,484,270
Workiva, Inc. , Class A
(b)
................ 59,226 5,817,178
Yext, Inc.
(b)
........................ 295,202 1,942,429
Zeta Global Holdings Corp. , Class A
(b)
...... 9,950 182,583
Zuora, Inc. , Class A
(b)
................. 16,950 169,161
166,517,118
Specialized REITs — 0.8%
CubeSmart ........................ 38,337 1,598,653
EPR Properties ..................... 7,463 344,044
Gaming & Leisure Properties, Inc. ........ 61,528 2,977,340
Lamar Advertising Co. , Class A .......... 42,616 5,387,515
Outfront Media, Inc. .................. 34,281 630,770
Rayonier, Inc. ...................... 34,921 912,835
Safehold, Inc. ...................... 9,343 151,450
Uniti Group, Inc. .................... 231,560 1,262,002
13,264,609
Specialty Retail — 4.4%
Abercrombie & Fitch Co. , Class A
(b)
........ 35,664 4,257,568
Academy Sports & Outdoors, Inc. ......... 18,318 958,215
American Eagle Outfitters, Inc. ........... 44,238 714,001
Asbury Automotive Group, Inc.
(a) (b)
......... 4,885 1,449,282
AutoNation, Inc.
(b)
.................... 22,842 4,306,859
Bath & Body Works, Inc. ............... 105,684 3,974,775
Buckle, Inc. (The) ................... 41,396 1,970,864
Caleres, Inc. ....................... 43,161 791,141
Carvana Co. , Class A
(b)
................ 36,959 9,146,613
Chewy, Inc. , Class A
(b)
................ 16,006 623,914
Designer Brands, Inc. , Class A ........... 69,184 347,996
Dick's Sporting Goods, Inc. ............. 31,781 7,629,029
Foot Locker, Inc.
(b)
................... 19,190 384,760
GameStop Corp. , Class A
(b)
............. 96,998 2,609,246
Gap, Inc. (The) ..................... 183,214 4,409,961
Genesco, Inc.
(a) (b)
.................... 38,428 1,600,526
Group 1 Automotive, Inc.
(a)
.............. 7,401 3,378,482
Guess?, Inc. ....................... 159,320 2,056,821
ODP Corp. (The)
(b)
................... 73,290 1,656,354
Petco Health & Wellness Co., Inc.
(a) (b)
...... 34,299 117,303
Signet Jewelers Ltd. .................. 43,885 2,599,309
Sleep Number Corp.
(a) (b)
............... 28,818 515,266
Sonic Automotive, Inc. , Class A .......... 3,597 267,077
Stitch Fix, Inc. , Class A
(b)
............... 40,353 190,063
Upbound Group, Inc. ................. 47,251 1,386,344
Wayfair, Inc. , Class A
(b)
................ 64,482 3,118,994
Williams-Sonoma, Inc. ................ 52,717 11,142,792
71,603,555
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc. , Class A
(b)
............ 96,772 6,560,174
Xerox Holdings Corp. ................. 602,706 5,147,109
11,707,283
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc.
(b)
....................... 29,678 $ 3,029,234
Deckers Outdoor Corp.
(b)
............... 57,983 10,283,865
G-III Apparel Group Ltd.
(b)
.............. 4,776 149,107
On Holding AG , Class A
(a) (b)
............. 46,248 2,769,330
Oxford Industries, Inc. ................ 11,972 1,003,972
PVH Corp. ........................ 26,625 2,385,600
Ralph Lauren Corp. , Class A ............ 14,077 3,515,027
Tapestry, Inc. ....................... 84,583 6,169,484
Under Armour, Inc. , Class C, NVS
(b)
....... 283,765 2,136,750
VF Corp. ......................... 67,902 1,763,415
33,205,784
Tobacco — 0.1%
Turning Point Brands, Inc. .............. 11,256 717,458
Universal Corp. ..................... 19,785 1,050,979
1,768,437
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ....... 7,578 1,970,507
Beacon Roofing Supply, Inc.
(b)
........... 15,764 1,865,512
Boise Cascade Co. .................. 25,254 3,186,045
Core & Main, Inc. , Class A
(b)
............. 141,238 7,971,473
DNOW, Inc.
(b)
...................... 59,930 891,758
FTAI Aviation Ltd. .................... 18,475 1,857,292
GATX Corp. ....................... 15,831 2,619,556
GMS, Inc.
(b)
........................ 13,252 1,117,674
H&E Equipment Services, Inc. ........... 24,323 2,157,207
MRC Global, Inc.
(b)
................... 106,636 1,565,416
MSC Industrial Direct Co., Inc. , Class A ..... 3,103 249,512
Rush Enterprises, Inc. , Class A .......... 15,872 964,224
SiteOne Landscape Supply, Inc.
(a) (b)
........ 5,455 776,246
Watsco, Inc. ....................... 9,729 4,656,202
WESCO International, Inc. .............. 12,835 2,374,475
34,223,099
Water Utilities — 0.1%
American States Water Co. ............. 23,177 1,726,686
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. .......... 23,959 846,951
Total Long-Term Investments — 98 .9%
(Cost: $ 1,354,287,666 ) ............................ 1,625,609,812
Short-Term Securities
Money Market Funds — 5.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 80,861,902 80,902,334
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 15,877,292 15,877,292
Total Short-Term Securities — 5 .9%
(Cost: $ 96,753,691 ) ............................... 96,779,626
Total Investments — 104 .8%
(Cost: $ 1,451,041,357 ) ............................ 1,722,389,438
Liabilities in Excess of Other Assets — (4.8) % ............. (79,358,524)
Net Assets — 100.0% ...............................
$ 1,643,030,914

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 78,375,936 $ 2,516,164
(a)
$ — $ 3,949 $ 6,285 $ 80,902,334 80,861,902 $ 142,490
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,946,192 8,931,100
(a)
— — — 15,877,292 15,877,292 237,531 —
$ 3,949 $ 6,285 $ 96,779,626 $ 380,021 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 190 03/21/25 $ 2,181 $ (20,407)
S&P Midcap 400 E-Mini Index ................................................. 5 03/21/25 1,625 (17,918)
$ (38,325)

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 3,512,207 $ 156,163
(c)
$ 3,667,178 0 .2%
Monthly HSBC Bank plc
(d)
02/09/28 3,597,967 187,310
(e)
3,783,970 0 .2
Monthly
JPMorgan Chase
Bank NA
(f)
02/14/25 5,334,713 308,595
(g)
5,655,188 0 .3
$ 652,068 $ 13,106,336
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $1,192 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $1,307 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(11,880) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Axos Financial, Inc. ........ 50 $ 3,497 0 .1%
Bancorp, Inc. (The) ........ 967 59,045 1 .6
BankUnited, Inc. .......... 4,108 168,880 4 .6
City Holding Co. .......... 321 37,920 1 .0
Eagle Bancorp, Inc. ........ 1,530 40,101 1 .1
First Bancorp ............ 795 16,504 0 .4
Fulton Financial Corp. ...... 6,905 140,448 3 .8
NBT Bancorp, Inc. ......... 973 46,344 1 .3
OFG Bancorp ............ 4,770 203,727 5 .6
Pathward Financial, Inc. ..... 1,515 120,791 3 .3
Preferred Bank ........... 11,389 1,040,499 28 .4
Trustmark Corp. .......... 3,289 123,337 3 .4
2,001,093
Consumer Finance
Green Dot Corp. , Class A .... 3,076 27,284 0 .7
Containers & Packaging
Sealed Air Corp. .......... 1,489 51,862 1 .4
Diversified Consumer Services
Perdoceo Education Corp. ... 38,721 1,114,390 30 .4
Financial Services
Jackson Financial, Inc. , Class A 347 32,701 0 .9
Insurance
Employers Holdings, Inc. .... 348 17,108 0 .5
Genworth Financial, Inc. , Class
A .................. 14,132 102,174 2 .8
119,282
Office REITs
Douglas Emmett, Inc. ...... 17,460 320,566 8 .7
Total Reference Entity — Long ............ 3,667,178
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 3,667,178
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Axos Financial, Inc. ........ 2,080 $ 145,454 3 .9
Bancorp, Inc. (The) ........ 1,616 98,673 2 .6
Bank of Hawaii Corp. ....... 1,199 89,337 2 .4
BankUnited, Inc. .......... 2,331 95,827 2 .5
City Holding Co. .......... 110 12,994 0 .3
Customers Bancorp, Inc. .... 2,650 150,997 4 .0
Eagle Bancorp, Inc. ........ 799 20,942 0 .6
First Bancorp ............ 10,339 214,638 5 .7
Fulton Financial Corp. ...... 3,346 68,058 1 .8
OFG Bancorp ............ 7,565 323,101 8 .5
Pathward Financial, Inc. ..... 4,324 344,753 9 .1
Shares Value
% of Basket
Value
Banks (continued)
Preferred Bank ........... 8,831 $ 806,800 21 .3%
Trustmark Corp. .......... 1,126 42,225 1 .1
2,413,799
Capital Markets
Moelis & Co. , Class A ...... 1,394 109,136 2 .9
Consumer Finance
Bread Financial Holdings, Inc. . 2,607 165,101 4 .4
Green Dot Corp. , Class A .... 13,189 116,986 3 .1
282,087
Containers & Packaging
Sealed Air Corp. .......... 3,733 130,020 3 .4
Diversified Consumer Services
Perdoceo Education Corp. ... 4,847 139,497 3 .7
Financial Services
Jackson Financial, Inc. , Class A 4,028 379,599 10 .0
Insurance
Employers Holdings, Inc. .... 335 16,469 0 .4
Genworth Financial, Inc. , Class
A .................. 43,342 313,363 8 .3
329,832
Total Reference Entity — Long ............ 3,783,970
Net Value of Reference Entity — HSBC Bank plc $ 3,783,970
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 14, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bank of Hawaii Corp. ....... 929 $ 69,220 1 .2
Customers Bancorp, Inc. .... 288 16,410 0 .3
Eagle Bancorp, Inc. ........ 515 13,498 0 .2
First Bancorp ............ 11,908 247,210 4 .4
Fulton Financial Corp. ...... 6,638 135,017 2 .4
Pathward Financial, Inc. ..... 4,219 336,381 5 .9
Trustmark Corp. .......... 4,016 150,600 2 .7
968,336
Consumer Finance
Bread Financial Holdings, Inc. . 509 32,235 0 .6
Green Dot Corp. , Class A .... 23,530 208,711 3 .7
240,946
Financial Services
Jackson Financial, Inc. , Class A 41,473 3,908,416 69 .1
Insurance
Unum Group ............ 6,776 516,670 9 .1
Office REITs
Douglas Emmett, Inc. ...... 1,134 20,820 0 .4
Total Reference Entity — Long ............ 5,655,188
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 5,655,188

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 652,068 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 652,068 $ — $ — $ — $ 652,068
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 38,325 — — — 38,325
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 32,521 $ — $ — $ — $ 32,521
Swaps .............................. — — 595,582 — — — 595,582
$ — $ — $ 628,103 $ — $ — $ — $ 628,103
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (88,740) $ — $ — $ — $ (88,740)
Swaps .............................. — — 251,762 — — — 251,762
$ — $ — $ 163,022 $ — $ — $ — $ 163,022
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,744,239
Total return swaps
Average notional value ............................................................................................... $ 8,702,752

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 36,201
Swaps — OTC
(a)
..................................................................................... 652,068 —
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 652,068 $ 36,201
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (36,201)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 652,068 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
Goldman Sachs Bank USA ......................... $ 156,163 $ — $ — $ — $ 156,163
HSBC Bank plc ................................. 187,310 — — — 187,310
JPMorgan Chase Bank NA ......................... 308,595 — — — 308,595
$ 652,068 $ — $ — $ — $ 652,068
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,625,609,812 $ — $ — $ 1,625,609,812
Short-Term Securities
Money Market Funds ...................................... 96,779,626 — — 96,779,626
$ 1,722,389,438 $ — $ — $ 1,722,389,438
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 652,068 $ — $ 652,068
Liabilities
Equity contracts ........................................... (38,325) — — (38,325)
$ (38,325) $ 652,068 $ — $ 613,743
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.3%
(a)
Arcellx, Inc. ........................ 7,024 $ 478,545
Arcus Biosciences, Inc. ................ 8,292 106,967
Beam Therapeutics, Inc. ............... 12,521 324,544
BioCryst Pharmaceuticals, Inc. ........... 32,551 257,153
Cargo Therapeutics, Inc. ............... 5,522 19,879
Exelixis, Inc. ....................... 47,960 1,589,874
Geron Corp.
(b)
...................... 97,240 279,079
ImmunityBio, Inc.
(b)
................... 27,522 94,951
Immunome, Inc. ..................... 8,817 97,252
Incyte Corp. ....................... 32,644 2,420,879
Intellia Therapeutics, Inc. .............. 17,239 177,907
Iovance Biotherapeutics, Inc. ............ 42,546 248,894
Janux Therapeutics, Inc. ............... 8,092 351,840
Kura Oncology, Inc. .................. 11,237 88,885
Moderna, Inc. ...................... 59,101 2,329,761
Novavax, Inc.
(b)
..................... 26,353 229,008
Regeneron Pharmaceuticals, Inc. ......... 18,243 12,277,174
REVOLUTION Medicines, Inc. ........... 26,359 1,132,119
SpringWorks Therapeutics, Inc.
(b)
......... 11,332 424,950
Twist Bioscience Corp.
(b)
............... 9,706 508,303
Vir Biotechnology, Inc. ................ 15,103 157,071
Xencor, Inc. ....................... 11,344 207,368
23,802,403
Broadline Retail — 6.1%
Amazon.com, Inc.
(a)
.................. 81,531 19,378,288
Coupang, Inc. , Class A
(a)
............... 60,752 1,428,279
eBay, Inc. ......................... 24,393 1,646,040
Etsy, Inc.
(a)
........................ 5,693 312,603
MercadoLibre, Inc.
(a)
.................. 2,393 4,599,801
27,365,011
Capital Markets — 0.5%
Coinbase Global, Inc. , Class A
(a)
.......... 4,874 1,419,942
Donnelley Financial Solutions, Inc.
(a)
....... 688 45,663
MarketAxess Holdings, Inc. ............. 932 205,627
Open Lending Corp. , Class A
(a)
........... 2,887 17,466
Tradeweb Markets, Inc. , Class A .......... 2,919 370,421
Virtu Financial, Inc. , Class A ............. 2,041 81,763
2,140,882
Communications Equipment — 0.3%
Calix, Inc.
(a)
........................ 6,256 248,238
Juniper Networks, Inc. ................ 34,571 1,205,145
1,453,383
Consumer Finance — 0.2%
Enova International, Inc.
(a)
.............. 625 70,200
Moneylion, Inc. , Class A
(a)
.............. 152 13,221
OneMain Holdings, Inc. ................ 2,995 166,342
SoFi Technologies, Inc.
(a)
............... 26,067 411,337
Upstart Holdings, Inc.
(a) (b)
............... 1,994 129,102
World Acceptance Corp.
(a)
.............. 158 22,303
812,505
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B ................... 516 24,345
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 14,590 2,692,730
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ...................... 10,838 432,436
PAR Technology Corp.
(a)
............... 900 65,331
497,767
Security
Shares
Shares Value
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A ............. 62,614 $ 2,891,515
Entertainment — 4.3%
Netflix, Inc.
(a)
....................... 19,803 19,342,778
Financial Services — 8.3%
Affirm Holdings, Inc. , Class A
(a)
........... 6,524 398,421
AvidXchange Holdings, Inc.
(a)
............ 4,138 43,863
Block, Inc. , Class A
(a)
................. 13,835 1,256,495
Cantaloupe, Inc.
(a)
................... 1,653 13,455
Corpay, Inc.
(a)
...................... 1,699 646,452
Euronet Worldwide, Inc.
(a)
.............. 1,024 100,864
Fidelity National Information Services, Inc. ... 13,583 1,106,607
Fiserv, Inc.
(a)
....................... 14,259 3,080,514
Flywire Corp.
(a)
..................... 2,966 57,333
Global Payments, Inc. ................ 6,371 718,967
Jack Henry & Associates, Inc. ........... 1,831 318,759
Marqeta, Inc. , Class A
(a)
............... 10,969 42,231
Mastercard, Inc. , Class A ............... 20,633 11,460,187
Paymentus Holdings, Inc. , Class A
(a)
....... 502 16,044
Payoneer Global, Inc.
(a)
................ 5,992 63,515
PayPal Holdings, Inc.
(a)
................ 25,227 2,234,608
Repay Holdings Corp. , Class A
(a) (b)
........ 2,348 17,540
Shift4 Payments, Inc. , Class A
(a)
.......... 1,698 203,505
Toast, Inc. , Class A
(a)
................. 10,336 422,949
Visa, Inc. , Class A ................... 43,491 14,865,224
WEX, Inc.
(a)
........................ 996 183,154
37,250,687
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.
(a)
................ 22,425 12,824,409
Interactive Media & Services — 10.1%
Alphabet, Inc. , Class A ................ 105,947 21,615,307
Bumble, Inc. , Class A
(a)
................ 4,653 37,736
fuboTV, Inc.
(a)
...................... 20,262 81,859
Meta Platforms, Inc. , Class A ............ 29,675 20,451,417
Nextdoor Holdings, Inc. , Class A
(a)
........ 12,141 31,809
Pinterest, Inc. , Class A
(a)
............... 36,964 1,218,333
Reddit, Inc. , Class A
(a) (b)
................ 6,560 1,309,048
Rumble, Inc. , Class A
(a) (b)
............... 4,702 58,211
Snap, Inc. , Class A, NVS
(a)
............. 68,014 767,878
Trump Media & Technology Group Corp.
(a) (b)
.. 6,304 200,845
Vimeo, Inc.
(a)
....................... 7,323 49,137
45,821,580
IT Services — 2.3%
(a)
Akamai Technologies, Inc. .............. 15,578 1,556,242
Couchbase, Inc. .................... 2,038 36,154
DigitalOcean Holdings, Inc. ............. 3,152 130,745
Fastly, Inc. , Class A .................. 6,544 68,516
GoDaddy, Inc. , Class A ................ 8,839 1,879,613
MongoDB, Inc. , Class A ............... 3,639 994,612
Okta, Inc. , Class A ................... 17,064 1,607,770
Snowflake, Inc. , Class A ............... 15,579 2,827,744
Twilio, Inc. , Class A .................. 7,353 1,077,803
10,179,199
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a)
........ 21,552 167,028
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares ....... 934 —
OmniAb, Inc., 15.00 Earnout Shares ....... 934 —
—

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
(a)
Proto Labs, Inc. ..................... 1,584 $ 66,100
Symbotic, Inc. , Class A
(b)
............... 2,593 76,105
142,205
Media — 0.2%
Paramount Global , Class B, NVS ......... 37,472 407,695
Sirius XM Holdings, Inc.
(b)
.............. 21,243 510,045
917,740
Pharmaceuticals — 4.0%
Ligand Pharmaceuticals, Inc.
(a)
........... 3,181 370,746
Merck & Co., Inc. .................... 179,553 17,743,427
18,114,173
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp. ........ 13,293 1,714,797
Broadridge Financial Solutions, Inc. ....... 2,930 697,985
CACI International, Inc. , Class A
(a)
........ 2,340 903,848
Science Applications International Corp. .... 5,120 554,394
SS&C Technologies Holdings, Inc. ........ 5,371 434,782
4,305,806
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc.
(a)
.......... 102,199 11,849,974
Analog Devices, Inc. .................. 31,214 6,613,935
CEVA, Inc.
(a)
....................... 1,445 46,544
Intel Corp. ........................ 273,051 5,305,380
Lattice Semiconductor Corp.
(a)
........... 8,639 492,596
Microchip Technology, Inc. .............. 33,294 1,807,864
NVIDIA Corp. ...................... 129,949 15,602,976
QUALCOMM, Inc. ................... 70,323 12,160,956
Silicon Laboratories, Inc.
(a)
.............. 2,037 276,197
Texas Instruments, Inc. ................ 57,699 10,651,812
64,808,234
Software — 31.9%
A10 Networks, Inc. ................... 7,599 149,016
ACI Worldwide, Inc.
(a)
................. 2,617 140,140
Adobe, Inc.
(a)
....................... 27,771 12,148,424
Alarm.com Holdings, Inc.
(a)
............. 4,944 299,952
Alkami Technology, Inc.
(a)
.............. 1,583 55,073
Altair Engineering, Inc. , Class A
(a) (b)
........ 3,722 410,723
ANSYS, Inc.
(a)
...................... 5,516 1,933,358
Appian Corp. , Class A
(a)
............... 1,973 69,233
Atlassian Corp. , Class A
(a)
.............. 7,971 2,445,343
Autodesk, Inc.
(a)
..................... 13,588 4,230,488
AvePoint, Inc. , Class A
(a) (b)
.............. 5,152 96,755
Bentley Systems, Inc. , Class B ........... 8,660 403,123
BILL Holdings, Inc.
(a)
.................. 2,493 241,248
BlackLine, Inc.
(a)
.................... 1,297 82,813
Blend Labs, Inc. , Class A
(a)
............. 5,259 20,247
C3.ai, Inc. , Class A
(a)
................. 5,615 176,030
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 10,613 117,910
Check Point Software Technologies Ltd.
(a)
... 8,994 1,960,872
Clear Secure, Inc. , Class A ............. 8,786 207,965
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 4,491 126,467
Commvault Systems, Inc.
(a)
............. 2,194 349,416
Confluent, Inc. , Class A
(a)
.............. 12,636 375,036
Crowdstrike Holdings, Inc. , Class A
(a)
....... 24,282 9,665,936
CyberArk Software Ltd.
(a)
............... 4,363 1,618,586
Dropbox, Inc. , Class A
(a)
............... 11,205 360,241
Enfusion, Inc. , Class A
(a)
............... 1,250 13,950
Fortinet, Inc.
(a)
...................... 66,835 6,742,315
Freshworks, Inc. , Class A
(a)
............. 8,792 163,531
Gitlab, Inc. , Class A
(a) (b)
................ 6,140 446,746
Guidewire Software, Inc.
(a) (b)
............. 2,096 442,822
HubSpot, Inc.
(a)
..................... 2,533 1,974,549
Security
Shares
Shares Value
Software (continued)
Informatica, Inc. , Class A
(a)
............. 8,986 $ 230,760
Intapp, Inc.
(a) (b)
...................... 1,766 125,898
Intuit, Inc. ......................... 6,895 4,147,411
Life360, Inc.
(a)
...................... 4,141 189,326
Matterport, Inc. , Class A
(a)
.............. 18,179 94,713
Meridianlink, Inc.
(a)
................... 703 13,533
Microsoft Corp. ..................... 41,729 17,320,039
MicroStrategy, Inc. , Class A
(a) (b)
........... 9,433 3,158,074
nCino, Inc.
(a)
....................... 2,475 84,175
NCR Voyix Corp.
(a)
................... 3,561 43,765
Nutanix, Inc. , Class A
(a)
................ 12,765 877,785
OneSpan, Inc. ...................... 3,757 72,285
Onestream, Inc.
(a)
.................... 615 18,315
Oracle Corp. ....................... 82,719 14,067,193
Palantir Technologies, Inc. , Class A
(a)
...... 130,244 10,743,828
Palo Alto Networks, Inc.
(a)
.............. 68,571 12,645,864
Pegasystems, Inc. ................... 2,195 237,697
Progress Software Corp. ............... 2,158 123,718
Q2 Holdings, Inc.
(a)
................... 1,459 138,853
Qualys, Inc.
(a) (b)
..................... 3,816 531,989
Quantum Computing, Inc.
(a) (b)
............ 4,737 49,170
Radware Ltd.
(a)
..................... 3,347 74,471
Rapid7, Inc.
(a)
...................... 6,431 247,722
Rubrik, Inc. , Class A
(a)
................. 2,932 214,828
Salesforce, Inc. ..................... 47,618 16,271,071
SentinelOne, Inc. , Class A
(a)
............. 28,740 688,323
ServiceNow, Inc.
(a)
................... 10,480 10,672,622
Sprinklr, Inc. , Class A
(a)
................ 5,195 46,287
Tenable Holdings, Inc.
(a)
............... 12,476 537,591
Teradata Corp.
(a)
.................... 4,813 153,583
Varonis Systems, Inc.
(a)
................ 11,444 519,100
Vertex, Inc. , Class A
(a)
................. 1,538 88,819
Workiva, Inc. , Class A
(a)
................ 1,229 120,712
Zscaler, Inc.
(a)
...................... 10,037 2,033,396
Zuora, Inc. , Class A
(a)
................. 7,258 72,435
144,123,659
Specialized REITs — 1.9%
Digital Realty Trust, Inc. ............... 16,932 2,774,478
Equinix, Inc. ....................... 4,887 4,465,056
Iron Mountain, Inc. ................... 14,888 1,512,174
8,751,708
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. ........................ 76,223 17,988,628
HP, Inc. .......................... 49,129 1,596,692
NetApp, Inc. ....................... 10,346 1,263,247
Pure Storage, Inc. , Class A
(a)
............ 15,840 1,073,794
Western Digital Corp.
(a)
................ 17,579 1,144,920
23,067,281
Total Long-Term Investments — 99 .9%
(Cost: $ 336,371,456 ) .............................. 451,497,028

2025
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(f)
.................. 4,796,872 $ 4,799,270
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 504,288 504,288
Total Short-Term Securities — 1 .2%
(Cost: $ 5,302,439 ) ............................... 5,303,558
Total Investments — 101 .1%
(Cost: $ 341,673,895 ) .............................. 456,800,586
Liabilities in Excess of Other Assets — (1.1) % ............. (4,794,741)
Net Assets — 100.0% ...............................
$ 452,005,845
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,227,979 $ — $ (2,428,853)
(a)
$ 62 $ 82 $ 4,799,270 4,796,872 $ 35,626
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 443,552 60,736
(a)
— — — 504,288 504,288 13,890 —
$ 62 $ 82 $ 5,303,558 $ 49,516 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 1 03/21/25 $ 234 $ (6,992)
Russell 2000 E-Mini Index .................................................... 1 03/21/25 115 2,377
$ (4,615)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,377 $ — $ — $ — $ 2,377
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 6,992 — — — 6,992
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 57,880 $ — $ — $ — $ 57,880
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (29,435) $ — $ — $ — $ (29,435)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 484,943
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 451,497,028 $ — $ — $ 451,497,028
Short-Term Securities
Money Market Funds ...................................... 5,303,558 — — 5,303,558
$ 456,800,586 $ — $ — $ 456,800,586
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,377 $ — $ — $ 2,377
Liabilities
Equity contracts ........................................... (6,992) — — (6,992)
$ (4,615) $ — $ — $ (4,615)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
January 31, 2025
2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 303,564,091 $ 2,368,286,607 $ 1,625,609,812 $ 451,497,028
Investments, at value — affiliated
(c)
............................................ 9,197,413 24,783,470 96,779,626 5,303,558
Cash ............................................................... 2,192 — 48,384 —
Cash pledged:
Futures contracts ...................................................... 24,000 239,000 224,000 26,000
Receivables: – – – –
Investment s sold ...................................................... 44,541 — — —
Securities lending income — affiliated ........................................ 39,607 1,085 27,682 6,925
Swaps   ............................................................ — — 66,717 —
Capital shares sold ..................................................... — — 270,262 —
Dividends — unaffiliated ................................................. 142,399 1,616,573 427,142 94,603
Dividends — affiliated ................................................... 1,659 21,305 56,021 1,556
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — — 652,068 —
Total a ssets ...........................................................
313,015,902 2,394,948,040 1,724,161,714 456,929,670
LIABILITIES
Collateral on securities loaned ............................................... 8,909,574 15,786,988 80,897,398 4,808,735
Payables: – – – –
Investments purchased .................................................. 213 — — —
Investment advisory fees ................................................. 51,911 158,762 197,201 112,721
Other accrued expenses ................................................. — 341 — —
Variation margin on futures contracts ......................................... 3,113 23,919 36,201 2,369
Total li abilities ..........................................................
8,964,811 15,970,010 81,130,800 4,923,825
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 304,051,091 $ 2,378,978,030 $ 1,643,030,914 $ 452,005,845
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 294,723,980 $ 1,777,664,365 $ 1,465,557,629 $ 343,340,324
Accumulated earnings .................................................... 9,327,111 601,313,665 177,473,285 108,665,521
NET ASSETS ..........................................................
$ 304,051,091 $ 2,378,978,030 $ 1,643,030,914 $ 452,005,845
NET ASSET VALUE
Shares outstanding ......................................................
7,200,000 38,100,000 23,350,000 8,200,000
Net asset value .........................................................
$ 42.23 $ 62.44 $ 70.37 $ 55.12
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 266,191,573 $ 1,752,278,005 $ 1,354,287,666 $ 336,371,456
(b)
  Securities loaned, at value ............................................ $ 8,668,769 $ 15,712,730 $ 77,843,733 $ 4,708,904
(c)
  Investments, at cost — affiliated ......................................... $ 9,188,634 $ 22,832,131 $ 96,753,691 $ 5,302,439

Statements of Operations
(unaudited)

Six Months Ended January 31, 2025

Statements of Operations
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 4,408,181 $ 15,342,309 $ 10,892,632 $ 1,397,749
Dividends — affiliated ................................................... 13,789 165,865 237,531 13,890
Interest — unaffiliated ................................................... 2,014 7,090 7,430 1,021
Securities lending income — affiliated — net ................................... 103,267 14,129 142,490 35,626
Non-cash dividends — unaffiliated .......................................... — — 875,912 —
Foreign taxes withheld .................................................. — (5,413) (109,355) —
Total investment income ...................................................
4,527,251 15,523,980 12,046,640 1,448,286
EXPENSES
Investment advisory .................................................... 342,216 898,844 1,048,999 649,822
Interest expense ...................................................... 2,944 — 235 —
Total expenses .........................................................
345,160 898,844 1,049,234 649,822
Net investment income ....................................................
4,182,091 14,625,136 10,997,406 798,464
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,003,015) $ 224,752,761 $ 101,117,048 $ 50,290,967
Net realized gain (loss) from:
Investments — unaffiliated ............................................. 15,029,874 (20,070,895) (2,566,733) (4,501,760)
Investments — affiliated ............................................... 10,077 (7,739) 3,949 62
Foreign currency transactions ........................................... — (176) — —
Futures contracts .................................................... 37,657 574,468 32,521 57,880
In-kind redemptions — unaffiliated
(a)
....................................... 90,814,018 81,476,539 5,663,834 24,531,167
In-kind redemptions — affiliated
(a)
......................................... — 37,546 — —
Swaps   .......................................................... — — 595,582 —
105,891,626 62,009,743 3,729,153 20,087,349
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (106,779,036) 161,823,203 97,218,586 30,232,973
Investments — affiliated ............................................... (4,489) 1,023,581 6,285 82
Futures contracts .................................................... (111,114) (103,768) (88,740) (29,435)
Swaps   .......................................................... — — 251,762 —
(106,894,639) 162,743,016 97,387,893 30,203,620
Net realized and unrealized gain (loss) .........................................
(1,003,013) 224,752,759 101,117,046 50,290,969
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 3,179,078 $ 239,377,895 $ 112,114,452 $ 51,089,433
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol Factor
ETF iShares U.S. Equity Factor ETF
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 4,182,091 $ 12,558,136 $ 14,625,136 $ 24,302,954
Net realized gain ................................................ 105,891,626 17,515,066 62,009,743 74,023,137
Net change in unrealized appreciation (depreciation) ........................ (106,894,639) 88,567,595 162,743,016 281,909,800
Net increase in net assets resulting from operations ...........................
3,179,078 118,640,797 239,377,895 380,235,891
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(3,923,755)
(b)
(13,041,539) (15,700,546)
(b)
(23,451,638)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(528,870,005) (100,219,913) 104,275,159 263,230,674
NET ASSETS
Total increase (decrease) in net assets ................................... (529,614,682) 5,379,345 327,952,508 620,014,927
Beginning of period ................................................
833,665,773 828,286,428 2,051,025,522 1,431,010,595
End of period ....................................................
$ 304,051,091 $ 833,665,773 $ 2,378,978,030 $ 2,051,025,522
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector
ETF
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Six Months Ended
01/31/25
(unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,997,406 $ 12,445,303 $ 798,464 $ 1,117,947
Net realized gain ................................................ 3,729,153 32,643,885 20,087,349 27,496,890
Net change in unrealized appreciation (depreciation) ........................ 97,387,893 109,876,679 30,203,620 48,586,466
Net increase in net assets resulting from operations ...........................
112,114,452 154,965,867 51,089,433 77,201,303
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(11,589,013)
(b)
(9,354,694) (1,006,703)
(b)
(892,942)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
315,254,278 266,771,579 (7,799,408) 16,224,250
NET ASSETS
Total increase in net assets ........................................... 415,779,717 412,382,752 42,283,322 92,532,611
Beginning of period ................................................
1,227,251,197 814,868,445 409,722,523 317,189,912
End of period ....................................................
$ 1,643,030,914 $ 1,227,251,197 $ 452,005,845 $ 409,722,523
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares MSCI USA Small-Cap Min Vol Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ................
$ 39.98  $ 35.17  $ 35.91  $ 37.96  $ 29.91  $ 34.10
Net investment income
(a)
........................
0 .51  0 .55  0 .68  0 .47  0 .40  0 .54
Net realized and unrealized gain (loss)
(b)
..............
2.25  4.81  (0.76) (2.04) 8.09  (4.17)
Net increase (decrease) from investment operations ....... 2.76  5.36  (0.08) (1.57) 8.49  (3.63)
Distributions from net investment income
(c)
........... (0.51)
(d)
(0.55) (0.66) (0.48) (0.44) (0.56)
Net asset value, end of period ..................... $ 42.23  $ 39.98  $ 35.17  $ 35.91  $ 37.96  $ 29.91
Total Return
(e)
Based on net asset value ......................... 6.92%
(f)
15.49% (0.12)% (4.17)% 28.66% (10.73)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.20%
(h)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
2.44%
(h)
1.54% 1.96% 1.27% 1.16% 1.72%
Supplemental Data
Net assets, end of period (000) ..................... $ 304,051  $ 833,666  $ 828,286  $ 770,168  $ 872,986  $ 829,866
Portfolio turnover rate
(i)
........................... 19% 44% 58% 51% 50% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Equity Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .................
$ 56.50  $ 46.09  $ 41.49  $ 43.64  $ 32.57  $ 32.13
Net investment income
(a)
.........................
0 .39  0 .73  0 .72  0 .65  0 .46  0 .57
Net realized and unrealized gain (loss)
(b)
...............
5.97  10.39  4.59  (2.19) 11.03  0.50
Net increase (decrease) from investment operations ........ 6.36  11.12  5.31  (1.54) 11.49  1.07
Distributions from net investment income
(c)
............ (0.42)
(d)
(0.71) (0.71) (0.61) (0.42) (0.63)
Net asset value, end of period ...................... $ 62.44  $ 56.50  $ 46.09  $ 41.49  $ 43.64  $ 32.57
Total Return
(e)
Based on net asset value .......................... 11.28%
(f)
24.38% 13.09% (3.58)% 35.53% 3.50%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.08%
(h)
0.08% 0.08% 0.16% 0.20% 0.20%
Net investment income ............................
1.30%
(h)
1.46% 1.75% 1.50% 1.20% 1.79%
Supplemental Data
Net assets, end of period (000) ...................... $ 2,378,978  $ 2,051,026  $ 1,431,011  $ 1,171,976  $ 1,095,476  $ 832,254
Portfolio turnover rate
(i)
............................ 10% 21% 21% 95% 43% 42%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Semi-Annual Financial Statements and Additional Information

iShares U.S. Small-Cap Equity Factor ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period ................
$ 65.63  $ 56.59  $ 51.72  $ 54.65  $ 37.38  $ 40.96
Net investment income
(a)
........................
0 .54  0 .80  0 .81  0 .56  0 .42  0 .49
Net realized and unrealized gain (loss)
(b)
..............
4.76  8.83  4.87  (2.84) 17.43  (3.53)
Net increase (decrease) from investment operations ....... 5.30  9.63  5.68  (2.28) 17.85  (3.04)
Distributions from net investment income
(c)
........... (0.56)
(d)
(0.59) (0.81) (0.65) (0.58) (0.54)
Net asset value, end of period ..................... $ 70.37  $ 65.63  $ 56.59  $ 51.72  $ 54.65  $ 37.38
Total Return
(e)
Based on net asset value ......................... 8.11%
(f)
17.19% 11.23% (4.23)% 48.13% (7.39)%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.21% 0.30% 0.30% 0.30%
Net investment income ...........................
1.57%
(h)
1.39% 1.58% 1.04% 0.87% 1.31%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,643,031  $ 1,227,251  $ 814,868  $ 990,459  $ 1,016,441  $ 540,110
Portfolio turnover rate
(i)
........................... 12% 23% 108% 46% 46% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Breakthrough Multisector ETF
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
01/08/20
(a)
to 07/31/20
Net asset value, beginning of period ................
$ 49.07  $ 39.40  $ 30.87  $ 41.17  $ 30.72  $ 25.21
Net investment income
(b)
........................
0 .10  0 .14  0 .15  0 .15  0 .15  0 .07
Net realized and unrealized gain (loss)
(c)
..............
6.07  9.64  8.53  (10.29) 10.48  5.60
Net increase (decrease) from investment operations ....... 6.17  9.78  8.68  (10.14) 10.63  5.67
Distributions
(d)
– – – – – –
From net investment income .....................
( 0 .12 )
(e)
( 0 .11 ) ( 0 .15 ) ( 0 .16 ) ( 0 .15 ) ( 0 .16 )
From net realized gain ..........................
—  —  —  —  ( 0 .03 ) —
Total distributions .............................. (0.12) (0.11) (0.15) (0.16) (0.18) (0.16)
Net asset value, end of period ..................... $ 55.12  $ 49.07  $ 39.40  $ 30.87  $ 41.17  $ 30.72
Total Return
(f)
Based on net asset value ......................... 12.60%
(g)
24.84% 28.28% (24.71)% 34.72% 22.73%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.30%
(i)
0.39% 0.40% 0.40% 0.40% 0.40%
(i)
Total expenses after fees waived ....................
0.30%
(i)
0.30% 0.30% 0.30% 0.30% 0.30%
(i)
Net investment income ...........................
0.37%
(i)
0.31% 0.47% 0.41% 0.43% 0.43%
(i)
Supplemental Data
Net assets, end of period (000) ..................... $ 452,006  $ 409,723  $ 317,190  $ 345,719  $ 432,317  $ 344,073
Portfolio turnover rate
(j)
........................... 9% 15% 21% 10% 11% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
iShares Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  January 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor ............................................................................................ Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank plc ...................................... $ 2,956,439 $ (2,956,439) $ – $ –
BNP Paribas SA ....................................... 840,821 (840,821) – –
Citigroup Global Markets, Inc. .............................. 742,897 (742,897) – –
J.P. Morgan Securities LLC ............................... 106,671 (106,671) – –
Morgan Stanley ....................................... 3,629,835 (3,629,835) – –
UBS AG ............................................ 230,451 (230,451) – –
Wells Fargo Bank NA ................................... 161,655 (161,655) – –
$ 8,668,769 $ (8,668,769) $ – $ –
U.S. Equity Factor
Barclays Bank plc ...................................... $ 1,185,444 $ (1,185,444) $ – $ –
BNP Paribas SA ....................................... 722,420 (722,420) – –
Citigroup Global Markets, Inc. .............................. 911,036 (911,036) – –
Jefferies LLC ......................................... 1,175,116 (1,135,443) – 39,673
(b)
Morgan Stanley ....................................... 1,605,153 (1,605,153) – –
Natixis SA ........................................... 364,908 (364,908) – –
SG Americas Securities LLC .............................. 2,458,604 (2,458,604) – –
Toronto-Dominion Bank .................................. 603,405 (603,405) – –
UBS AG ............................................ 6,686,644 (6,508,770) – 177,874
(b)
$ 15,712,730 $ (15,495,183) $ – $ 217,547
U.S. Small-Cap Equity Factor
Barclays Bank plc ...................................... $ 3,067,935 $ (3,067,935) $ – $ –
BNP Paribas SA ....................................... 4,915,323 (4,915,323) – –
BofA Securities, Inc. .................................... 2,502,189 (2,502,189) – –
Citadel Clearing LLC .................................... 225,896 (225,896) – –
Citigroup Global Markets, Inc. .............................. 10,713,575 (10,713,575) – –
Deutsche Bank Securities, Inc. ............................. 1,767 (1,767) – –
Goldman Sachs & Co. LLC ............................... 8,645,500 (8,645,500) – –
HSBC Bank plc ....................................... 4,167,481 (4,167,481) – –
J.P. Morgan Securities LLC ............................... 7,358,858 (7,358,858) – –
Jefferies LLC ......................................... 69,425 (69,425) – –
Morgan Stanley ....................................... 9,196,485 (9,196,485) – –
National Financial Services LLC ............................ 4,933,810 (4,933,810) – –
SG Americas Securities LLC .............................. 563,056 (563,056) – –

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the U.S. Small-Cap Equity Factor to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
State Street Bank & Trust Co. .............................. 10,593,948 (10,593,948) – –
Toronto-Dominion Bank .................................. 53,970 (53,970) – –
UBS AG ............................................ 6,995,894 (6,995,894) – –
UBS Securities LLC .................................... 139,160 (139,160) – –
Virtu Americas LLC ..................................... 104,263 (104,263) – –
Wells Fargo Bank NA ................................... 1,285,946 (1,285,946) – –
Wells Fargo Securities LLC ............................... 2,309,252 (2,309,252) – –
$ 77,843,733 $ (77,843,733) $ – $ –
U.S. Tech Breakthrough Multisector
Barclays Bank plc ...................................... $ 61,576 $ (61,576) $ – $ –
Barclays Capital, Inc. ................................... 557,038 (557,038) – –
BofA Securities, Inc. .................................... 215,201 (215,201) – –
Citigroup Global Markets, Inc. .............................. 1,906,489 (1,906,489) – –
HSBC Bank plc ....................................... 15,717 (15,717) – –
J.P. Morgan Securities LLC ............................... 746,140 (746,140) – –
Morgan Stanley ....................................... 675,397 (675,397) – –
Wells Fargo Bank NA ................................... 134,086 (134,086) – –
Wells Fargo Securities LLC ............................... 397,260 (397,260) – –
$ 4,708,904 $ (4,708,904) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
U.S. Equity Factor ................................................................................................. 0.08
U.S. Small-Cap Equity Factor ......................................................................................... 0.15
U.S. Tech Breakthrough Multisector ..................................................................................... 0.30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold,  each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
January 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are trustees and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 28,764
U.S. Equity Factor ........................................................................................................ 5,861
U.S. Small-Cap Equity Factor ................................................................................................ 51,290
U.S. Tech Breakthrough Multisector ............................................................................................ 10,206
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 5,205,701 $ 36,168,863 $ 10,748,979
U.S. Equity Factor ..................................................................... 126,432,712 91,686,790 (9,046,035)
U.S. Small-Cap Equity Factor ............................................................. 57,003,385 63,625,345 (669,410)
U.S. Tech Breakthrough Multisector ......................................................... 29,799,211 28,985,803 (2,555,766)

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

7. Purchases and Sales
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 73,122,049 $ 84,664,171
U.S. Equity Factor ..................................................................................... 217,529,739 213,572,570
U.S. Small-Cap Equity Factor ............................................................................. 169,266,213 164,697,047
U.S. Tech Breakthrough Multisector ......................................................................... 38,018,684 37,973,843
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ — $ 515,302,535
U.S. Equity Factor ..................................................................................... 290,846,853 188,788,346
U.S. Small-Cap Equity Factor ............................................................................. 318,957,426 16,502,074
U.S. Tech Breakthrough Multisector ......................................................................... 48,386,040 56,457,589
iShares ETF
Non-Expiring Capital
Loss Carryforwards
MSCI USA Small-Cap Min Vol Factor ....................................................................................... $ (133,073,349)
U.S. Equity Factor .................................................................................................... (78,694,795)
U.S. Small-Cap Equity Factor ............................................................................................ (89,031,369)
U.S. Tech Breakthrough Multisector ........................................................................................ (25,845,953)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 276,798,781 $ 47,917,583 $ (11,959,009) $ 35,958,574
U.S. Equity Factor ................................................. 1,777,157,568 653,075,197 (37,203,277) 615,871,920
U.S. Small-Cap Equity Factor ......................................... 1,461,082,233 342,248,373 (80,327,425) 261,920,948
U.S. Tech Breakthrough Multisector ..................................... 342,395,190 136,603,220 (22,202,439) 114,400,781

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
iShares Semi-Annual Financial Statements and Additional Information

10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/25
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold — $ — 1,350,000 $ 47,345,408
Shares redeemed
(13,650,000) (528,870,005) (4,050,000) (147,565,321)
(13,650,000) $ (528,870,005) (2,700,000) $ (100,219,913)
U.S. Equity Factor
Shares sold 4,950,000 $ 292,429,977 8,300,000 $ 417,960,809
Shares redeemed
(3,150,000) (188,154,818) (3,050,000) (154,730,135)
1,800,000 $ 104,275,159 5,250,000 $ 263,230,674
U.S. Small-Cap Equity Factor
Shares sold 4,900,000 $ 332,446,363 5,250,000 $ 322,327,198
Shares redeemed
(250,000) (17,192,085) (950,000) (55,555,619)
4,650,000 $ 315,254,278 4,300,000 $ 266,771,579
U.S. Tech Breakthrough Multisector
Shares sold 900,000 $ 48,480,181 1,750,000 $ 81,796,370
Shares redeemed
(1,050,000) (56,279,589) (1,450,000) (65,572,120)
(150,000) $ (7,799,408) 300,000 $ 16,224,250

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2025
iShares Semi-Annual Financial Statements and Additional Information

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: March 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: March 24, 2025